N-2 - USD ($)		Apr. 30, 2025	Apr. 01, 2025
Cover [Abstract]
Entity Central Index Key		0002044519
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		COATUE INNOVATION FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount)(1)	3.50%	1.50%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
Dividend Reinvestment and Cash Purchase Plan Fees(3)	0%	0%	0%

1.	Investors purchasing Class S and Class D Shares may be subject to a sales load of up to 3.50% and 1.50%, respectively, of the investment amount. Class I shares are not sold subject to a sales load. Please consult your financial intermediary for additional information.

2.	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder's purchase of the Shares (on a "first in - first out" basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

3.	The Fund does not currently expect to charge fees under its Dividend Reinvestment Plan. The Fund does not presently maintain a Cash Purchase Plan.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class D Shares	Class I Shares
Advisory Fee(4)	1.25%	1.25%	1.25%
Incentive Fee(5)	0%	0%	0%
Distribution and Servicing Fee(6)	0.85%	0.25%	None
Other Expenses(7)	0.89%	0.89%	0.89%
Total Annual Expenses	2.99%	2.39%	2.14%
Less Fee Waiver / Expense Reimbursement(8)	(0.14)%	(0.14)%	(0.14)%
Total Annual Expenses after Fee Waiver / Expense Reimbursement	2.85%	2.25%	2.00%

4.	The Fund pays the Adviser an Advisory Fee of 1.25% on an annualized basis of the value of the Fund's net assets calculated and accrued monthly as of the last business day of each month and payable monthly. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has agreed to voluntarily waive its Advisory Fee for the six-month period from the Initial Closing Date. The Advisory Fees waived by the Adviser during this six-month period are not subject to recoupment by the Adviser under the Expense Limitation Agreement. Such fee waiver is not reflected in the above fee table.

5.	The Adviser will charge an Incentive Fee equal to 12.5% of the Fund's Total Return, subject to a 5.0% annual Hurdle Amount and a High Water Mark with a 100% Catch-Up (each as defined and described in further detail herein). The Incentive Fee will be measured on a calendar year basis, be paid annually and accrue monthly (subject to pro-rating for partial periods). No Incentive Fee is shown in the table as the Fund has not yet commenced operations and no performance return has been assumed.

6.	Class S Shares and Class D Shares are subject to an ongoing Distribution and Servicing Fee to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Class S Shares and Class D Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class.

7.	Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory Agreement.

8.	Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) the Advisory Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses of portfolio companies in which the Fund invests (including all acquired fund fees and expenses); (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) interest; (vii) taxes; (viii) brokerage commissions; (ix) dividend and interest expenses relating to short sales; and (x) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence)) do not exceed 0.75% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser incurred the expense. The Expense Limitation Agreement has a term ending one year from the initial offering of the Fund’s securities under an effective Registration Statement on Form N-2, and the Adviser may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees. Organizational and certain initial operating expenses incurred prior to the commencement of the Fund’s operations and reimbursed by the Adviser are included as reimbursable expenses under the Expense Limitation Agreement, subject to the same three-year recoupment period.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$63	$123	$186	$354
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$37	$87	$140	$283
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$20	$66	$114	$246

Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $50,000 Class S Shares investment, assuming a 5% annual return:	$3,140	$6,150	$9,283	$17,681
You would pay the following expenses on a $50,000 Class D Shares investment, assuming a 5% annual return:	$1,873	$4,359	$6,977	$14,141
You would pay the following expenses on a $50,000 Class I Shares investment, assuming a 5% annual return:	$1,015	$3,286	$5,689	$12,324

The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund's actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
Basis of Transaction Fees, Note [Text Block]		(as a percentage of purchase amount)
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory Agreement.
Incentive Allocation [Percent]		12.50%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGY

The Fund's investment objective is to seek to generate long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "Innovation Companies." For these purposes, "Innovation Companies" include companies operating and investing in the technology, media and telecommunications sectors and/or other sectors disrupted by innovation, including, but not limited to the energy, healthcare, life science, consumer and retail, mobile internet, digital entertainment and ecommerce, cloud computing, machine learning, artificial intelligence, transportation, semiconductors, robotics, logistics and infrastructure (including electric vehicles and related technologies), defense, mobile gaming and financial services sectors. Innovation Companies include companies that the Adviser believes, at the time of investment, are innovating or enabling innovation, regardless of their primary industry classification. This includes companies that (i) operate in adjacent or secondary industries impacted by technological or process innovation, (ii) develop or implement novel approaches to improve existing products, services, or infrastructure, or (iii) are involved in supporting or facilitating innovation, whether through financing, infrastructure, or other means. This encompasses companies across industries, such as companies in the financial services sector (that are embracing financial innovation) or companies in the energy sector (that are benefiting from tailwinds or infrastructure enhancements due to technology adoption/advancement). Innovation Companies include U.S. and non-U.S. private and public companies, including companies in the pre-initial public offering stage of development. The Fund expects to invest in Innovation Companies that develop, deploy, or enable artificial intelligence or "AI" technologies, including generative artificial intelligence, machine learning, and related innovations, which the Adviser believes have the potential to drive significant disruption and value creation across industries.

The Fund expects to focus on investing in equity securities of Innovation Companies, including common and preferred stock and other securities having equity-like characteristics such as convertible securities, warrants, options and similar equity-linked instruments. The Fund also may invest in debt instruments, including corporate notes, loans and other debt-like instruments, such as structured credit products and hybrid debt-equity investments with equity upside potential, such as asset-backed securities.

The Fund also may engage in more complex strategies by investing in derivative instruments, including options, swaps, forward and futures contracts, to manage risk or to protect the portfolio during periods of volatility, or to gain specific market exposure or enhance returns. The Fund intends to invest in currency-related instruments, including foreign currency forwards or foreign exchange hedges to mitigate currency risks arising from non-U.S. investments. The Fund may utilize both over-the-counter and exchange traded derivative instruments. Additionally, the Fund intends to engage in short sales against the box, which involve selling a security short while holding an equivalent long position in the same security. These transactions are typically undertaken to hedge downside risk, manage tax liabilities, or preserve portfolio value during periods of market volatility. There is no guarantee that any of the above types of complex strategies will be implemented, or if implemented, will be effective.

As the opportunity set in public and private markets evolves over time, the Fund intends to remain nimble to capture what the Adviser believes are attractive investment opportunities. The Fund will primarily allocate its capital to investments in Public Assets and Private Assets that reflect investments in companies powered by strong trends and innovative business models. These strategies will provide the Fund with flexibility to capitalize on unique opportunities, especially in times of market dislocation or volatility.

Depending on market conditions and other factors determined in the sole discretion of the Adviser, the Fund generally intends to allocate approximately 50-80% of its assets to Public Assets and 20-50% of its assets to Private Assets.

●	Public Assets. The Fund intends to focus its investments in long-biased public investments ("Public Assets") in sectors which Coatue believes have strong long-term growth potential. The Adviser seeks to identify companies that it believes are well-positioned to benefit from secular trends and technological disruption and expects to concentrate most of the Fund's investments in Public Assets in markets in North America, Latin America, the Middle East, Europe and Asia. These companies are expected to have strong business models and growth potential, and while they may appear expensive based on current earnings, they are typically attractive when valued with a longer-term perspective, focusing on their future earnings potential over a longer term horizon. The Adviser will utilize fundamental proprietary research to build a concentrated portfolio of high conviction positions in both developed and emerging markets.

●	Private Assets. The Adviser will seek to invest the Fund's assets in privately negotiated investments in public or private companies ("Private Assets") that fall into one of the two categories below:

o	Growth Equity. Equity investments in private companies with potentially large addressable markets that can support large valuations over time, which the Adviser defines as markets with significant revenue potential, robust customer demand and growth opportunities driven by innovation or secular trends. The Fund may gain access to such growth equity investments through a number of different approaches, including but not limited to privately negotiated primary transactions as well as privately negotiated opportunistic secondary investments (including tender offer participation to support private companies' provision of liquidity to their security holders).

o	Structured Capital. These investments include equity and equity-linked investments that may have debt-like contractual or structural components, including investments that may be convertible into equity securities, that may include equity upside via warrants, equity participation rights or other contractual provisions. The Fund may gain access to such structured capital investments through several different approaches, including but not limited to: (i) loans and structured credit or credit derivatives; (ii) private credit or hybrid investments; (iii) opportunistic credit; (iv) mezzanine investments; (v) liquid credit investments; (vi) structured growth equity investments; (vii) asset-backed securities; or (viii) offerings of non-convertible preferred stock, convertible preferred stock, or convertible or non-convertible notes or bonds. Such structured capital investments may be custom equity-like structures in which the Fund may seek to include debt-like elements (e.g., PIK interest) and/or contractual liquidity rights (e.g., exit and redemption rights). Depending on their structure and characteristics, certain structured capital investments may be classified as Public Assets, particularly where they are notionally linked to public securities, such as through convertibility features, hedging arrangements, or other market-based references.

The Fund intends to hold an amount of liquid assets consistent with prudent liquidity management. During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in liquid investments, including cash or cash equivalents, such a money market instruments, for extended periods of time. For defensive purposes, which may be for extended periods of time, liquidity management or in connection with implementing changes in its allocation between Public Assets and Private Assets, the Fund may hold a substantially higher amount of liquid investments, including cash and cash equivalents. In such defensive circumstances, elevated cash levels may be maintained to preserve capital, mitigate market volatility, or provide flexibility to deploy capital opportunistically when market conditions stabilize.

The Fund is permitted to borrow money or issue debt securities in an amount up to 33-1/3% of its total assets in accordance with the Investment Company Act. The Fund intends to establish a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by portfolio investments, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments and to otherwise satisfy Fund obligations. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. To enhance the Fund's liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, the Adviser may sell certain of the Fund's assets.

The Fund's investment objective is a non-fundamental policy of the Fund and may be changed with the approval of the Board upon 60 days' prior written notice to the Fund's Shareholders. There can be no assurance that the Fund's investment objective will be achieved or that the Fund's investment program will be successful.

Investment Philosophy and Approach

Coatue believes that investing across the public and private market spectrum is the optimal way to gain exposure to Innovation Companies that have emerged or will emerge as winners as innovation trends evolve and shift. The Fund expects to capitalize on Coatue's decades of investing experience as an experienced public markets investor and risk manager as well as a partnership-minded private equity investor. In investing the Fund's assets across both Public Assets and Private Assets, Coatue plans to utilize its experience, expertise, and broader resources in sourcing, evaluating and structuring transactions. Coatue seeks to invest across the full company lifecycle, to source and execute attractive investment opportunities in both the public and private markets.

Coatue believes its investing platform helps better inform important aspects of its investment decisions relating to, for example, the timing, price, and size of the Fund's investments, among other things. Whether it be the inception of an idea at the seed stage or a company's trading in the public markets, the Adviser's investing platform is actively engaged in the analysis of companies at all stages. The Adviser intends to leverage its holistic view of the investing lifecycle to gain important perspective on the positioning of, and growth prospects for, interesting ideas and investment opportunities. It will seek to employ its deep fundamental research experience, coupled with its proprietary, data-driven processes to evaluate important variables, including, but not limited to, valuation, total available market opportunity, customer engagement, competition and growth potential.

Innovative companies and/or sectors disrupted by innovation have often experienced greater volatility and larger pullbacks than the broader market. Coatue believes that being early to invest in companies at the forefront of innovation presents an attractive risk/return profile when coupled with strong risk management, investment selection, due diligence, and experience across the capital structure. Coatue’s investment philosophy is informed by observing and learning from six technology innovation waves:

1960-1980: Mainframe. The first major technology wave consisted of large, powerful computers known as mainframes. Mainframes were large and expensive, requiring specialized environments to operate whereby users interacted through terminals. As a result, these mainframes were used primarily by businesses and government agencies, not by the public, for bulk data processing and critical applications. Mainframes enabled users to automate processes, which drove efficiency in accounting, payroll, and other data-heavy tasks.

1980s: Personal Computer (PC). Following the mainframe's relative inaccessibility to the public, the emergence of smaller, more affordable, and user-friendly PCs democratized computing for individuals and small businesses. Operating systems, such as Windows that later emerged, along with software applications, transformed how people worked and interacted with technology. The PC drove significant increases in productivity and created entirely new industries, such as software development and digital media.

1990s: Networking. The widespread adoption of PC computing enabled technologies that could connect PCs and their users to one another. Local Area Networks (LANs) and protocols enabled communication and resource sharing, including files and printers. Networking was the first step in creating collaborative work environments and ultimately served as the foundation for the internet, which fostered crucial connectivity between people, businesses, and governments across the world.

2000s: Desktop Internet, or Web 1.0. After networking allowed PCs to connect, the internet connected millions of computers, which transformed communication, information sharing, business, social networks, and more. Web browsers, search engines, and e-commerce platforms facilitated a new way of accessing information and conducting business. The internet revolutionized many sectors, giving rise to online businesses, social media, and the digital economy, reshaping how people connect and communicate.

2010s: Mobile Internet, or Web 2.0. After desktop internet came the next step in technological democratization: the power of the internet in your hand through your mobile device. Smartphones and mobile computing shifted the focus from desktop to mobile devices, enabling access to the internet anywhere. Innovations such as touchscreens, apps, and wireless networks fundamentally transformed how people communicate, consume media, and conduct business, and created the rise of mobile-first companies and services.

2015-2020: Cloud / Software as a Service (SaaS). Cloud computing followed mobile internet, enabling access to apps and services on demand by providing scalable resources over the internet. Innovation in SaaS and data analytics enabled collaboration in real-time without extensive local infrastructure, which has driven significant efficiencies and cost savings for businesses.

These innovation waves transformed the world, enabling greater connectivity, efficiency, and automation across global economies, businesses, and consumers' day-to-day lives. Coatue is focused on identifying the next transformative waves, including generative AI and climate technology, that it believes will drive disruption and value creation over the coming decades. In connection with seeking to identify the winners of the next wave, Coatue seeks to (i) understand the major drivers in each trend to assess the size of the opportunity or total addressable market, (ii) analyze the different companies competing to capture this market and identify the winners, (iii) evaluate the quality of companies' business models and management teams and (iv) assess where the company is on its s-curve with respect to market penetration and profit growth.

The research methodologies used for a particular investment, and the level and type of investment diligence, will depend on what Coatue deems reasonable and appropriate given the circumstances of the investment (including, without limitation, whether the investment is in a private or public company, Coatue's experience making investments in the same or similar companies or sectors, the anticipated investment timeline, and the contemplated size of the investment).

Views on the Current Opportunity Set

Coatue currently believes generative AI and climate technology have the potential to be future waves of innovation given the increasing technological advancements, adoption, and momentum in these areas.

Generative AI. Coatue believes that generative AI has the potential to drive transformative, wide-reaching change across the global economy. Generative AI not only powers the creation of new content, automates intricate tasks, and catalyzes innovation across industries, but it also does so at a scale and speed previously unattainable, significantly enhancing productivity, efficiency, and personalization.

Historically, businesses have struggled to ingest and analyze diverse sets of unstructured data, data in different formats and styles, and raw data at scale. Advancements in generative AI models (known as large language models or "LLMs") have demonstrated compelling new ways to process and generate insights from text, images, audio and video: a massive potential unlock of efficiency, value creation, and customization.

Unlike traditional AI, which has mainly focused on analyzing and predicting outcomes, LLMs can both interpret data and propose novel solutions. This flexibility spans from suggesting a menu for a dinner party for the everyday consumer to crafting complex chemical formulas that push the frontiers of medical discovery.

Coatue believes the generative AI trend is still in the early innings. In recent years, companies focused on LLMs, providing graphics processing units ("GPUs") to power those LLMs, and data centers that power GPUs have emerged, each of which Coatue views as attractive investment sectors. Hyperscalers, i.e., large cloud computing service providers, have deployed billions in capital expenditure toward generative AI. Coatue is focused on assessing the future use cases and opportunity set that may emerge over time. By way of example, the universe of industries that Coatue thinks may be disrupted by generative AI includes, without limitation, semiconductors, datacenter infrastructure, power, cloud, mobile and PC, software applications, robotics, finance, agriculture, healthcare and the consumer sector.

Climate Technology. Coatue also anticipates disruption in climate technology. Just as Coatue believes generative AI offers transformational technology to companies across a wide range of industries, Coatue similarly expects the demand for GPUs to increase, which in turn may necessitate larger data centers that use significantly more energy than data centers have in the past. As the energy supply versus demand imbalance has and, as Coatue believes, will continue to widen, Coatue anticipates this will accelerate an energy transition (i.e., a worldwide shift from reliance on fossil fuels to renewable energy). In turn, Coatue anticipates there will be attractive multi-decade investment opportunities to support innovation in the climate sector, including, but not limited to renewable energy, nuclear energy, grid equipment, electric vehicles, and solar energy. Coatue believes that growing energy demand, driven in part by increased GPU demand, has the potential to dramatically impact the future of the world's energy ecosystem.

Investment Types

Public Assets

As it relates to Public Assets, the Fund intends to focus its investments in publicly traded portfolio companies in sectors which Coatue believes have strong long-term growth potential. The Fund's investment approach will be primarily based on Coatue's fundamental research taking into account a long-term investment horizon. While broad-based global equity market indices often include many companies that were past winners, the Fund will seek to build the "index of the future," by aiming to identify the winners for the next major technology innovation wave. By extending the Fund's investment horizon beyond the typically more short-term nature of the public markets, Coatue may enter into positions in the belief that the Fund will profit long-term as companies innovate, scale and achieve greater market share. Additionally, Coatue believes that attractive investment opportunities exist in public markets that are already more mature but continue to benefit from secular trends. Coatue's objective is to remain nimble to find attractive trends and to stay ahead of the curve while adhering to the Fund's core strategy.

With respect to Public Assets, Coatue typically builds a framework based on several major investment themes by observing companies' strategies, customer needs and the development of new technologies. This framework attempts to discover how industries are likely to grow and change over the long-term. Coatue utilizes horizontal and vertical industry analyses to determine which companies may benefit (either directly or indirectly) from new technology breakthroughs or standards, or which companies can reinforce their market leadership through scale and competition. In connection with seeking to identify the winners for the next major technology innovation wave, Coatue seeks to (i) understand the forces at work and the major drivers in each trend to assess the size of the opportunity or total addressable market, (ii) analyze the different companies competing to capture this market and identify the winners, (iii) evaluate the quality of companies' business models and management teams, and (iv) assess where the company is on its s-curve with respect to market penetration and profit growth.

Within Public Assets, Coatue will employ a rigorous risk management framework to minimize the impact of public market volatility, among other risks. To manage the Fund's public market volatility, the Adviser aims to apply a disciplined and adaptive approach, allowing it to take advantage of both emerging opportunities and changing market conditions. In addition to selectively increasing cash and cash equivalent levels as market conditions warrant, the Fund seeks to manage risk by resizing positions on an active basis in response to shifts in risk and reward profiles for each investment. The Adviser's strategy is to approach market volatility with a flexible and opportunistic mindset, maintaining the Fund's exposure to high-conviction, long-term growth companies even as short-term market fluctuations arise.

The Fund will aim to apply Coatue's core research-driven approach to mitigate downside risks while positioning for the Fund's long-term upside. By grounding investment decisions in fundamental research and industry analysis, Coatue intends to keep the Fund's portfolio aligned with companies it believes are resilient to short-term volatility and well-positioned for long-term growth. Coatue may also employ frameworks to assess the impact of market fluctuations on different sectors, adjusting exposures and cash levels in line with observed shifts in technology trends, company fundamentals, and sector outlook.

Furthermore, Coatue's long-term investment horizon for the Fund is intended to enable the Fund to retain its focus on companies poised for market leadership, rather than reacting to temporary market disruptions. In this way, the Fund seeks to remain nimble in high-conviction investments, with the capacity to increase or decrease exposure as Coatue identifies changes in market trends or risks, thereby aiming to protect and grow the Fund's assets over time.

Private Assets

Beyond the breadth of Coatue's investing business in Public Assets, Coatue also has years of experience investing in early-stage venture, growth equity, structured capital, and other Private Assets. The Fund intends to leverage Coatue's experience investing across the company lifecycle. As such, Coatue believes the Fund will be well-positioned to invest in attractive risk/return investment opportunities in the private markets.

•	Within growth equity, the Adviser seeks to identify opportunities that have one or more of the following characteristics: (i) powered by a strong underlying trend; (ii) pursuing a potentially large total addressable market; (iii) established winners or breakout leaders within a category or trend; (iv) operating business models with strong unit economics; (v) led by a strong founder and/or management team; or (vi) backed by a best-in-class investor base, provided, however, that not all investments will meet all of these criteria.

•	Within structured capital, Coatue intends to leverage its sector experience and platform resources to source proprietary transactions. The Fund may opportunistically invest in both offensive and defensive transactions such as mergers and acquisitions and establishing paths for companies to accelerate organic growth. Coatue believes that the Fund's structured capital investment opportunity landscape is vast, as it continues to evolve, and that the market could continue to produce significant investment opportunities. Depending on their structure and characteristics, certain structured capital investments may be classified as Public Assets, particularly where they are notionally linked to public securities, such as through convertibility features, hedging arrangements, or other market-based references.

Coatue believes it can identify attractive entry points and investment structures for strong companies, continue to identify exciting new trends, and leverage Coatue's partners' operating experience to provide "hands-on" support to help companies maximize outcomes as needed.

Coatue intends to allocate assets of the Fund to Private Assets consistent with its investment allocation policies and procedures and in accordance with any exemptive relief issued by the SEC, to the extent applicable.

Risk Factors [Table Text Block]

RISKS

AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.

Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

The Fund's investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:

General Risks of Investing in the Fund

General Investment Risks

There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile, and a Shareholder could incur a total or substantial loss of its investment.

No Operating History

The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund has no historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund's allocation of its investments across portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund's portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel

The Fund will be dependent on the activities of the investment team. The Adviser will have sole discretion over the investment of the Fund's assets, as well as the ultimate realization of any profits. Therefore, the Fund and the Shareholders will be relying on the management expertise of the Adviser in identifying, acquiring, administering and disposing of the Fund's investments. The loss of any individual member of the investment team could have a material, adverse effect on the Fund. If for any reason one or more members of the investment team should cease to be involved in the investment management of the Fund, suitable replacements may be difficult to obtain, with the result that the performance of the Fund may be adversely affected. There can be no assurance that each of the investment professionals currently affiliated with the Fund, the Adviser or their affiliates will continue to be affiliated with the Fund and the Adviser throughout the life of the Fund.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk

Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of the Fund's net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In-Kind For Repurchased Shares

The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See "Repurchases of Shares." However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. In unusual circumstances, including situations where making a cash payment would result in a material adverse effect on the Fund, the Fund reserves the right to distribute securities as payment for repurchased Shares. In the event of such an in-kind distribution, there is a risk that the distributed securities may be difficult to sell, may lack a readily available market, or may need to be sold at prices below the initially distributed value. Additionally, Shareholders may incur brokerage commissions or other transaction costs in disposing of these securities, and some financial institutions may have limitations on processing or accepting in-kind distributions.

Restrictions on Transfers

Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status

The Fund is a "non-diversified" investment company for purposes of the Investment Company Act, which means it is not subject to percentage limitations under the Investment Company Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments.

A portion of the Fund's assets will consist of investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for some of the investments in the Fund's portfolio, those portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Board's valuation designee, in accordance with the Adviser's valuation policies and procedures and subject to oversight of the Board. The Adviser may use an independent pricing service or prices provided by dealers to fair value certain of the Fund's assets that do not have readily available market quotations. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Adviser as the Fund's valuation designee. In addition, the timing of liquidations of portfolio investments may also affect the values obtained on liquidation. The Fund intends to invest in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's fair valuation of such investments.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

Amount or Frequency of Distributions

The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See "Distributions." Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund's ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund's earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Investment Risks

Market Risk; Long-Biased Strategy

The profitability of a significant portion of the Fund's investment program depends to a great extent upon the Adviser correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser will be able to predict accurately these price movements. As the Fund will generally employ a long-biased strategy and may engage in certain hedging activities on only a limited or occasional basis, a negative change in the securities market may result in a significant decline in the value of the Fund's assets or a complete loss. The Adviser has utilized hedging in certain market conditions, however, there is no guarantee that such hedging will be implemented in the future, or if implemented, will be effective.

Innovation Companies Risks

Certain of the companies, including Innovation Companies, in which the Fund will invest may allocate greater than usual amounts to research and product development. The securities of such companies may experience above-average price or valuation movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence. Some of these companies may have limited operating histories. As a result, these companies may have inexperienced management, face undeveloped or limited markets, have limited products, have no proven profit-making history, may operate at a loss or with substantial variations in operating results from period to period, have limited access to capital and/or be in the developmental stages of their businesses. These companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Additionally, there may be a heightened risk that some of these companies could experience financial distress or bankruptcy, given the competitive and rapidly evolving market environment in which they operate.

Further, many Innovation Companies including but not limited to those focused on AI, rely on a combination of patent, copyright, trademark and trade secret protection and non-disclosure agreements, to establish and protect their proprietary rights, which are frequently essential to the growth and profitability of a technology company. There can be no assurance that a particular company will be able to protect these rights or will have the financial resources to do so, or that competitors will not develop or patent technologies that are substantially equivalent or superior to the technology of a company in which the Fund invests. Conversely, other companies may make infringement, trade secret or related claims against a company (or the current or former employees of such company) in which the Fund invests, which could have a material adverse effect on such company. These companies may be a party to lawsuits either initiated by it, or against it, or by state, federal and foreign governmental bodies. There can be no assurance that any such litigation, once begun, would be resolved in favor of the company (which in turn could have an adverse impact on the Fund). Furthermore, monitoring and defending against legal actions, whether meritorious, typically is time-consuming for a company's management and detracts from a company's ability to fully focus its internal resources on its business activities. In addition, legal fees and costs incurred in connection with such activities may be significant and a company could, in the future, directly or indirectly (through indemnification or otherwise), be subject to judgments or enter into settlements of claims that involve significant monetary, or other costs.

The securities of Innovation Companies can be volatile and the marketplace in which these companies operate is extremely competitive particularly since this sector may not present the capital-intensive barriers to entry that may exist in a more traditional retail commerce company. Because the markets in which these companies operate are so competitive, there can be no assurance that a company which has significant market share will be able to protect that market share as competitors develop technologies or interfaces that are substantially equivalent or superior to the technology of a company in which the Fund invests.

New technologies and improved products and services are continually being developed, rendering older technologies, products and services obsolete. Moreover, competition can result in significant downward pressure on pricing. There can be no assurance that companies in which the Fund invests will successfully penetrate their markets or establish or maintain competitive advantages. Additionally, consumer tastes and preferences can change very quickly, which may result in a company's market share decreasing rapidly if consumer focus shifts to its competitors. In addition, many of these companies may trade at very high multiples to current earnings with their stock prices reflecting significant future growth which may or may not occur. Moreover, uncertainty in current, pending and/or proposed domestic and foreign government regulations, policies and legislation may impact the development and marketability of internet- and technology-based companies.

Common Stock Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer's historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Preferred Securities Risk

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity-like characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer's board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of trustees to the issuer's board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Convertible Securities Risk

The Fund will invest in convertible securities, securities that may be exchanged or converted into a predetermined number of the issuer's underlying shares or the shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, stock index notes, mandatories, or instruments with a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and conversely, increase as interest rates decline. Convertible securities, however, also appreciate when the underlying common stock appreciates, and conversely, depreciate when the underlying common stock depreciates.

Warrants and Rights Risk

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund's interest in the issuing company. The market for such rights is not well developed, and accordingly the Fund may not always realize full value on the sale of rights.

Pre-IPO Securities Risk

The Fund invests in non-publicly traded securities and private instruments for which the number of potential purchasers and sellers, if any, is very limited. This factor may have the effect of limiting the availability of these securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value prior to termination of the Fund or in response to changes in the economy or financial markets. Due to securities regulations governing certain publicly traded equity securities, that ability could also be diminished with respect to equity holdings that represent a significant portion of the issuer's voting securities (particularly if the Fund has designated one or more directors). Thus, there can be no assurance as to the timing and amount of distributions from the Fund with respect to any private investments held by the Fund. To the extent any private investments cannot be sold prior to the termination of the Fund, they may be distributed in kind to the Shareholders at termination. The securities and instruments so distributed may not be readily marketable. Additionally, with respect to private investments held by the Fund, no public market exists with respect to those securities and no assurance can be given that an initial public offering or other liquidity event will be consummated by the applicable issuer in the future. Accordingly, there may be significant liquidity restrictions related to such investments.

Corporate Debt Risk

The Fund may invest in corporate debt, which is subject to credit risk, interest rate risk, and liquidity risk. Rising interest rates can reduce the market value of debt securities, while credit risk arises from the possibility that an issuer may default on its payment obligations. Additionally, corporate debt, especially in structured forms or high-yield categories, may be less liquid than equities, and the Fund could face difficulties selling these securities at favorable prices.

Non-U.S. Securities Risk

The Fund invests in securities of issuers with a significant portion of their business and operations in, or a significant portion of their revenues from, China, Europe, India, Latin America, South America and other locations outside the U.S. and therefore will be impacted by conditions in such non-U.S. locations. Investing in these securities involves additional considerations and risks beyond those typically involved in investing in U.S. companies, including the instability of some foreign governments, the possibility of expropriation, limitations on the use or removal of funds or other assets, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. The application of foreign tax laws (for example, the imposition of withholding taxes on dividends, interest payments or capital gains) or confiscatory taxation may also affect investments in foreign securities. Investments in foreign countries could be affected by other factors not present in the U.S., including lack of uniform accounting, auditing and financial reporting standards and potential difficulties in enforcing contractual obligations.

Emerging Markets Risks

Emerging markets impose risks different from, or greater than, risks of investing in U.S. securities or in non-U.S. developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and possible repatriation of investment income and capital. In addition, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging markets countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investment in these currencies by the Fund. Securities traded in certain emerging markets countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.

In emerging markets, there may be less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers and issuers than in other more established countries. Whatever supervision is in place may be subject to manipulation or control. While many emerging market countries have mature legal systems comparable to those of more developed countries, others do not. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Currency Risk

The Fund may invest in financial instruments denominated in currencies other than the U.S. dollar. The Fund, however, values its financial instruments in U.S. dollars. The Fund's investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country's currency relative to the U.S. dollar will negatively affect the U.S. dollar value of the Fund's assets. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, central bank policy, and political developments. From time to time and under certain circumstances, the Fund will seek to hedge and has hedged its traditional non-U.S. currency exposure by entering into currency hedging transactions. The Fund may, but is not obligated to, try to hedge these risks by selling or buying foreign currencies in the forward market, selling or buying foreign currency futures contracts, options or other securities thereon, borrowing funds denominated in foreign currencies or other strategies, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented, or if implemented, will be effective. There can be no guarantee that financial instruments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund's positions denominated in currencies other than U.S. dollars will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies.

Public Asset Investment Risk

The Fund intends to focus its investments in companies that are Public Assets. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times, increased likelihood of shareholder litigation against such companies' board members and increased costs associated with each of the aforementioned risks.

Private Asset Investment Risk

Investments in companies that comprise Private Assets at various stages in their development involve a high degree of business and financial risk. Private companies with limited operating history may require substantial additional capital to support expansion or to achieve or maintain a competitive position, may produce substantial variations in operating results from period to period or may operate at a loss. Certain private companies may also limit the amount and type of information, including financial information, that is provided to the Adviser, which may adversely impact the ability of the Adviser to monitor and value a particular investment.

The Fund may have significant exposure to and invest in Private Assets across a variety of industries or sectors but focused primarily on Innovation Companies, including micro- and/or smaller-capitalization companies. These investments may include investments in early-stage, mid-stage and late-stage companies. Certain of these Private Assets may have modest revenues and may or may not be profitable. Further, the Fund may invest in securities of unseasoned private companies with little or no operating history. These Private Assets represent highly speculative investments. In some cases, the Fund may be the first source of professional financing for such companies. Private Assets may require additional capital, after the Fund's investment, to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition, including competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. Portfolio companies may have substantial variations in operating results from period to period and experience failures or substantial declines in value at any stage. To the extent the Fund invests in micro- and/or smaller-capitalization companies, the prices of the securities of such companies are often more volatile than the prices of securities of large-capitalization companies and may not be based on standard pricing models that are applicable to securities of large-capitalization companies. Furthermore, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to investors) may be higher than for larger, "blue-chip" companies. Finally, due to thin trading in the securities of some micro- and small-capitalization companies, an investment in those companies may be illiquid even after they become public companies. When liquidating large positions in thinly-traded companies, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small transactions over an extended period of time.

Although the Adviser may seek to negotiate certain protective provisions in connection with the Fund's investments where possible, the Fund primarily expects its investments to consist of minority positions in companies in which it invests. In those cases, the Fund may not be represented on a portfolio company's board of directors, and each portfolio company will be managed by its own officers (who generally will not be affiliated with Coatue), and the Fund may have little or no voting power. As a result, the Adviser typically will not be in a position to exercise control over the management of such companies, and, accordingly, may have a limited ability to protect the Fund's position in such companies. Some companies may depend upon managerial assistance or financing provided by their investors. The value of the Fund's investments may depend upon the quality of managerial assistance provided by the investors in the companies and their ability and willingness to provide financial support.

The Fund's ability to realize value from an investment in a Private Asset will depend largely upon successful completion of the company's initial public offering or the sale of the company to another company, which may not occur for a period of several years after the date of the Fund's investment, or may not occur at all. There can be no assurance that any of the companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, as to the timing and value of such offerings or sales. In addition, the Fund may be subject to, or may agree to become subject to, lock-up periods subsequent to an initial public offering or other liquidity event. The Fund may also lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance.

Investments in certain Private Assets may be more difficult to value than other companies as a result of there being more limited or no operating history of such company. It is unlikely that independent pricing information will be available or that other valuation methodologies that the Adviser would customarily use will be available, such as marked to market prices typically provided by dealers and pricing services and relative value pricing mechanisms. Accordingly, it is likely that Fund investments will be valued at their fair value employing methods determined in good faith by the Adviser in accordance with the Fund's valuation policy. If the valuations of companies should prove to be incorrect, Shareholders could be adversely affected.

Structured Capital Investments Risk

Structured capital investments may involve a variety of risks depending on their structure and underlying assets. These investments may be subject to interest rate risk, particularly when structured as fixed-income instruments that are sensitive to market rate fluctuations. They may also involve asset-backed securities risk, including risks associated with the credit quality of underlying assets, structural complexities, and potential illiquidity. In addition, structured capital investments that include opportunistic credit or mezzanine debt components may be subject to heightened credit risk, including the risk of borrower default and lower recovery values. The bespoke nature of certain structured capital instruments may also give rise to valuation uncertainty, limited secondary market liquidity and legal or documentation risks.

PIPEs Risk

PIPEs are private (unregistered) offerings of common stock or other securities, usually at a discount to current market price, issued by public companies. The typical PIPE is subject to a "lockup" agreement that prohibits the owner from reselling the PIPE security until it is registered or until a designated holding period has elapsed. On occasion, the SEC has refused to allow PIPE securities to be registered due to the immediate impact such registration could have on the public market for such securities (for example, if certain owners of such PIPEs have sold the securities short in anticipation of their registration). Typically, PIPE securities are offered by small public companies, companies in need of regular cash infusions, companies in financial distress or companies where a public offering has failed. PIPE securities may be susceptible to special risks that may not be present in the relevant issuer's publicly traded securities. Substantial illiquidity could remain even after a PIPE security becomes registered for public sale. The Fund's entire investment in PIPE securities may be lost if such securities never become registered.

Unlike the purchase of freely tradable common stock in the open market, PIPEs generally involve contractual obligations by the issuer of such securities requiring the issuer to take certain actions, such as registering the securities or, in the case of convertible securities, issuing the underlying securities upon exercise of convertible securities and registering the convertible securities and the underlying securities with the appropriate federal and state authorities for resale. In order for the Fund's investment strategy to be effective, the issuer of such securities must abide by its contractual obligations. If an issuer fails to meet its contractual obligations, in addition to the possibility of being involved in costly litigation, the Fund may be unable to dispose of the securities at appropriate prices, if at all, or may experience substantial delays in doing so, and thus the Fund may not be able to realize the anticipated, or any, profit with respect to such investment for a substantial period of time, if ever. There can be no assurance that any issuer will succeed in registering for public resale the securities held by the Fund or that registration of securities pursuant to any such arrangement will create liquidity.

Competition for Access to Private Asset Investment Opportunities

Certain markets in which the Fund may invest are extremely competitive for attractive investment opportunities and, as a result, there may be reduced expected investment returns. There can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities in such environments. Among other factors, competition for suitable financial instruments from other pooled investment vehicles, the public and private equity markets and other investors may reduce the availability of investment opportunities. There has been significant growth in the number of firms organized to make such investments, which may result in increased competition to the Fund in obtaining suitable financial instruments. There may also be competition to sell financial instruments. If many investment funds that pursue similar strategies were forced to liquidate positions at the same time, market liquidity would be reduced, which may cause prices to drop, volatility to increase and exacerbate the losses of the Fund.

As a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund's investment objective.

In addition, certain provisions of the Investment Company Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser are not prohibited from the same transactions. The Investment Company Act also imposes significant limits on co-investments with affiliates of the Fund. The Fund relies on the Order from the SEC, which expands the Fund's ability to co-invest alongside its affiliates in privately negotiated investments. However, the Order contains certain conditions that may limit or restrict the Fund's ability to participate in an investment or participate in an investment to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund's ability to achieve the desired investment returns.

Due Diligence Risks

Before making investments, the Adviser intends to conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on resources available to it, including information provided by the target of the investment and, in some circumstances, third party research. The due diligence process may at times be subjective. Accordingly, there can be no assurance that the due diligence that the Adviser will carry out with respect to any investment opportunity will reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity. Further, there can be no assurance that such diligence will result in an investment being successful. Certain investment opportunities will be evaluated on an expedited basis in order to take advantage of investment opportunities, which will substantially limit the amount of due diligence and research conducted by the Adviser. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. Accordingly, there can be no assurance that the research and due diligence conducted by the Adviser will be sufficient to reveal or highlight all facts relevant or material to a particular investment opportunity.

High-Growth Industry and Sector Risk

Investments in high growth industries and sectors, such as technology, may be very volatile. In addition, these companies may face undeveloped or limited markets, have limited products, have no proven profit-making history, may operate at a loss or with substantial variations in operating results from period to period, have limited access to capital and/or be in the developmental stages of their businesses, have limited ability to protect their rights to certain patents, copyrights, trademarks and other trade secrets, or be otherwise adversely affected by the extremely competitive markets in which many of their competitors operate.

Sector Concentration Risk

The Fund may concentrate its investments in certain sectors, particularly innovation, technology, media, and telecommunications, or emerging sectors like machine learning, AI, fintech and electric vehicles. While these sectors offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, which can lead to significant price volatility. The Fund's exposure to concentrated sectors could result in greater losses during periods of market volatility or sector-specific downturns. In fact, the portfolio, at times, may be highly concentrated. Such concentration of risk may increase the losses suffered by the Fund or reduce its ability to hedge its exposure and to dispose of depreciating assets. Accordingly, the investment portfolio of the Fund may be subject to concentration risks and more rapid change in value than would be the case if the Fund were required to maintain a broader diversification among types of positions, securities, industry, geographic or sector areas or other investments or issuers. Limited diversity could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund's investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets.

Derivatives Risk

The Fund may invest in derivatives. A derivative is generally a financial contract the value of which depends on, or is derived from, changes in the value of one or more "reference instruments," such as underlying assets (including securities), reference rates, indices or events. Derivatives may relate to stocks, bonds, credit, interest rates, commodities, currencies or currency exchange rates, or related indices. A derivative may also contain leverage to magnify the exposure to the reference instrument. Derivatives may be traded on organized exchanges and/or through clearing organizations, or in private transactions with other parties in the over-the-counter ("OTC") market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivatives may be used for hedging purposes and non-hedging (or speculative) purposes. Some derivatives require one or more parties to post "margin," which means that a party must deposit assets with, or for the benefit of, a third party, such as a futures commission merchant, in order to initiate and maintain the derivatives position.

Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions, or other costs that may reduce the Fund's gains or exacerbate losses from the derivatives. Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority.

Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty's financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.

Shorting Against the Box Risk. The Fund intends to engage in short sales against the box, which involve selling a security short while holding an equivalent long position in the same security. While these transactions are intended to hedge downside risk, they may involve certain risks, including the potential for transaction costs, reduced portfolio liquidity, and limitations on the Fund’s ability to fully benefit from the appreciation of the long position. Additionally, the strategy may not completely eliminate market risk, and unexpected market movements could result in losses.

Hedging Transactions Risk. The Fund is not required to hedge any particular risk in connection with a particular transaction or its portfolio generally and may elect to not hedge its risks at all. While the Fund may enter into hedging transactions to seek to manage risk (including using short sales or options, index hedges, or foreign exchange hedges, as determined in the sole discretion of the Adviser), such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that it may not be possible to hedge.

Options Risk. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). OTC options also involve counterparty solvency risk.

Futures Contracts Risk. The Fund may invest or trade in futures contracts. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss. Additionally, the Fund may trade certain futures contracts based on virtual currencies. The risks related to futures contracts described herein may be magnified with respect to virtual currency futures due to the nature, regulation and volatility of virtual currencies.

Futures positions (including financial futures) may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Adviser from promptly liquidating unfavorable positions and subject the Fund to substantial losses. In addition, the Adviser may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Under the Commodity Exchange Act, as amended, futures commission merchants are required to maintain customers' assets in a segregated account. To the extent that the Fund engages in futures and options contract trading and the futures commission merchants with whom the Fund maintains accounts fail to segregate such assets, the Fund will be subject to a risk of loss in the event of the bankruptcy of one of these futures commission merchants.

Stock Index Futures Risk. The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, market participants may close futures contracts through offsetting transactions that would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause price distortions. Successful use of stock index futures contracts by the Fund also is subject to the Adviser's ability to correctly predict movements in the direction of the market.

Swap Agreements Risk. The Fund may enter into swap agreements. In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Some swaps are structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Certain risks are reduced (but not eliminated) if a fund invests in cleared swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.

Swap agreements may increase or decrease the overall volatility of the Fund's investments and the price of its Shares. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by or insolvency of one of the parties and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, it is possible that the Fund may not be able to recover the money it expected to receive under the contract.

Foreign Currency Forwards Risk. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of Non-U.S. Securities (as defined in the prospectus) but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually widespread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold both Canadian government bonds and Japanese government bonds, and the Advisor may believe that Canadian dollars will deteriorate against Japanese yen. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Fund may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures Risk. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options Risk. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Such transactions in options may include exotic options on currencies, which are typically traded in OTC markets and have additional features that result in different payment structures and/or expirations. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

Currency Swaps Risk. The Fund may enter into currency swaps. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specified currencies. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

OTC Trading Risk. The derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which the Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded or cleared OTC instrument. In addition, significant disparities may exist between "bid" and "asked" prices for derivative instruments that are not traded on an exchange. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded or cleared OTC instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions. Because derivatives traded in OTC markets generally are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations.

Cryptocurrency and Digital Asset Investments Risks

At times, on a limited basis, a portion of the Fund's assets may in the future be invested in cryptocurrencies, decentralized application tokens, protocol tokens and other cryptofinance coins, initial coin offerings, tokens and digital assets and instruments that are based on blockchain, distributed ledger or similar technologies (collectively, "cryptocurrency"). Investments in cryptocurrency assets are subject to many specialized risks and considerations, including risks relating to (i) technology, (ii) security, (iii) regulation, (iv) user/market acceptance, (v) volatility and (vi) timing.

The Fund will not engage in distributions in kind of cryptocurrencies or other digital assets to shareholders. Further, the Fund is subject to a 10% cap on direct holdings of digital assets (e.g., cryptocurrencies) using Fund assets. This cap does not apply to investments in cryptocurrency-related ETFs or derivatives.

While cryptocurrencies and their networks have been and are experiencing rapid technological development, such development may not continue at its current rapid pace. There can be no assurance that all material vulnerabilities in the technology associated with a particular cryptocurrency and its associated networks will be identified and addressed prior to the Fund's investment in such cryptocurrency. Cryptocurrency exchanges continue to be especially susceptible to service interruptions or permanent cessation of operations due to many reasons, including fraud, technical glitches, hackers, malware or governmental regulation or other intervention. In particular, a breach of the security procedures used by the Fund or its third-party custodians, if any, could result in an uninsured loss of the entirety of the Fund's investment in a cryptocurrency. Any failure of technologies associated with cryptocurrencies or their networks could have a material adverse effect on the Fund's investments and investment opportunities.

Cryptocurrency is not legal tender in the United States, and federal, state or foreign governments may restrict the use and exchange of cryptocurrency at any time. Cryptocurrency has attracted the attention of U.S. regulatory agencies, and future regulation is likely. Various jurisdictions have or may, in the near future, adopt laws, regulations or directives that affect cryptocurrency assets and parties that come into contact with such assets. Such laws, regulations or directives may negatively impact the Fund in a variety of ways, including increasing the compliance burden of the Fund and its related parties or diminishing the value of the Fund's investments in cryptocurrency assets, if any, or increase the tax rate on cryptocurrency assets. To the extent that new regulations are imposed, or regulatory authorities find ways to apply existing regulations to cryptocurrency in unanticipated ways, the Fund's investments may be materially adversely affected. Further, the taxation of cryptocurrencies is uncertain in many jurisdictions, and those jurisdictions that have formulated a position have reached varying (and continuously evolving) conclusions. A discussion of varied tax treatments of cryptocurrency is outside the scope of this discussion.

In their short history, cryptocurrency values have experienced extreme price volatility that may continue in the future. Historical price increases in cryptocurrencies provide no assurance of future results. The value of cryptocurrency also will be affected by the worldwide acceptance or rejection of cryptocurrency. In particular, problems with the supply of cryptocurrency, security flaws (or perceived security flaws), difficulties with converting cryptocurrency to fiat currencies, and concerns that cryptocurrencies may disproportionately facilitate criminal activities may negatively affect the acceptance, growth and development of cryptocurrency. There can be no assurance that the Fund will be able to exit from its investments in cryptocurrency related companies by listing their shares on securities exchanges or disposing of cryptocurrencies in other venues. The trading market, if any, for cryptocurrencies may not be sufficiently liquid to enable the Fund to sell when the Adviser believes it is most advantageous to do so, or without adversely affecting the market price. Continued or renewed volatility in the financial sector may have an adverse material effect on the ability of the Fund to buy, sell and partially dispose of investments. The Fund may be adversely affected to the extent that it seeks to dispose of any of its investments into an illiquid or volatile market and the Fund may find itself unable to dispose of investments at prices that the Adviser believes reflect the fair value of such investments.

Artificial Intelligence (“AI”) Companies

The Fund will invest in companies that (i) design, create, integrate, or deliver autonomous technology and/or AI in the form of products, software, or systems; (ii) develop underlying technology and components for autonomous technology or AI, which may include (without limitation) advanced machinery, semiconductors, databases and software used for machine learning; (iii) provide value-added services on top of autonomous technology and/or AI technology; (iv) develop computer, robotics or other technological systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages; and/or (v) companies that may directly or indirectly otherwise benefit from AI tailwinds, including, without limitation, data center operators, data center infrastructure providers, cloud service providers and power providers (collectively, "AI Companies").

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI Companies in which the Fund will invest could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI Companies will still face significant risks. Among other risks, AI Companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI Companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

•	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI Companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI Companies in which the Fund may invest.

•	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI Companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI Companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI Companies, including by reducing pricing power and increasing potential competition.

•	The pace, extent and success of AI Adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI Companies) could be adversely affected if AI Companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI Companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Even if AI is widely adopted in a relatively short period of time, particular AI Companies will still face significant risks, including the risks outlined above. Among other risks, AI Companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI Companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services.

Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objectives of the Fund.

Generative AI Companies

The Fund will invest in companies that incorporate generative AI ("Gen AI") features into their products, such as embedding AI features across the software development lifecycle to generate other forms of content ("Gen AI Companies"). This new and emerging technology, which is in its early stages of commercial use, presents a number of inherent risks. Gen AI technologies can create accuracy issues, unintended biases, and discriminatory outcomes. There is a risk that Gen AI technologies could produce inaccurate or misleading content or other discriminatory or unexpected results or behaviors (e.g., AI hallucinatory behavior that can generate irrelevant, nonsensical, or factually incorrect results) that could have a material adverse effect on the reputation, business, or customers of Gen AI Companies. In addition, the use of AI involves significant technical complexity and requires specialized expertise. Any disruption or failure in the AI systems or infrastructure of Gen AI Companies could result in delays or errors in their operations, which could have a material adverse effect on the business and financial results of such companies, and accordingly on the performance of the Fund.

Use of AI by the Coatue Group

The Adviser is integrating the use of AI to support its investment research process. Specifically, the Adviser utilizes AI tools to analyze data, identify trends, and generate insights to support investment decisions. While AI may be utilized in connection with the research process, all investment decisions for the Fund will be made by the investment personnel of the Adviser. The Adviser intends to periodically evaluate and/or adjust internal policies governing the use of AI by its personnel. Notwithstanding any such policies, the Adviser will be directly subject to risks regarding the use of AI and machine learning technology.

Consumer and Retail Companies Risk

The Fund may invest in securities of companies in the consumer and retail sectors. The securities of companies in the consumer and retail sectors can be volatile and the marketplace in which these companies operate may be extremely competitive. As such, there can be no assurance that the market position of a company in whose securities the Fund holds a position will be stable as the products and services of competitors evolve. Moreover, competition can result in significant downward pressure on pricing and margins. Additionally, consumer tastes and preferences can change very quickly with the result that a company's market share may change rapidly if consumer focus shifts. The value of securities in this sector may also be affected by changing consumer confidence, disposable household income, government regulation or legislative changes, demographics and commodity prices, which can be highly volatile. Accordingly, the investment portfolio of the Fund may be subject to more rapid changes in value than would be the case if the Fund were required to maintain a wide diversification among industries and sectors.

Infrastructure and Energy Investments Risks

Investment in infrastructure and energy projects, businesses and/or assets involves many risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation, and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of infrastructure and energy assets may adversely affect the overall profitability of the investment or related project. Events outside the control of a portfolio company, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, political events, social stability, natural disasters, changes in weather, changes in demand for products or services, bankruptcy, or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. As a general matter, the operation and maintenance of infrastructure assets or businesses and energy generation and other facilities are subject to substantial regulation, many of which may not be under the control of the owner/operator, including labor issues, failure of technology to perform as anticipated, structural failures and accidents and the need to comply with the directives of government authorities.

In addition, the energy and natural resource sectors are subject to comprehensive United States and non-U.S. federal, state, and local laws and regulations. Present, as well as future, statutes and regulations could cause additional expenditures, decreased revenues, restrictions and delays that could materially and adversely affect the Fund’s investments. There can be no assurance that: (i) existing regulations applicable to investments generally or portfolio companies will not be revised or reinterpreted; (ii) new laws and regulations will not be adopted or become applicable to portfolio companies; (iii) the technology, equipment, processes and procedures selected by portfolio companies to comply with current and future regulatory requirements will meet such requirements; or (iv) such portfolio companies’ businesses and financial conditions will not be materially and adversely affected by such future changes in, or reinterpretation of, laws and regulations (including the possible loss of exemptions from laws and regulations) or any failure to comply with such current and future laws and regulations. The operations of energy companies are subject to many risks inherent in the transporting, processing, storing, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such commodities, including, without limitation: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to the Fund.

Financial Services and Related Sectors

The Fund may invest in equity and equity-related securities of companies in global financial services and related sub-sectors including, but not limited to banks, insurance, financial technology, and consumer and corporate finance. Many companies in the financial services sector and related sub-sectors have substantial investment portfolios and may therefore be affected more than usual in the event of a general decline in securities markets. In view of the inter-relationship between companies in the financial services sector, the share prices of financial services companies may be particularly vulnerable in the event of a loss of confidence in specific or several financial institutions. In addition, many financial services companies have substantial borrowings and may be particularly vulnerable in the event of rising interest rates.

Defense Investments Risks

Military defense companies depend heavily on contracts with governments for a substantial portion of their business. Changes in a government’s priorities, or delays or reductions in spending could have a material adverse effect on such portfolio company’s business. Budget uncertainty, the potential for government shutdowns, the use of continuing resolutions, and the federal debt ceiling can adversely affect this industry and the funding for a portfolio company’s programs. If appropriations are delayed or a government shutdown were to occur and continue for an extended period, a portfolio company could be at risk of reduced orders, program cancellations and other disruptions and nonpayment. The U.S. Department of Defense’s changes in funding priorities also could reduce opportunities in existing programs and in future programs or initiatives where such company intends to compete and where it has made investments. These companies must comply with extensive laws and regulations relating to the award, administration and performance of government contracts. Government contract laws and regulations affect how these companies do business with its customers and impose certain risks and costs on its business. A violation of these laws and regulations could harm their reputation and result in the imposition of fines and penalties, the termination of contracts, suspension or debarment from bidding on or being awarded contracts and civil or criminal investigations or proceedings. Competition and changing procurement policies could adversely affect a company’s business and financial results. This is a highly competitive industry and competitors may have more extensive or more specialized engineering, technical, marketing and servicing capabilities than a portfolio company. Competitors may develop new technologies, products or services that could replace a portfolio company’s current offerings. Additionally, if competitors can offer lower cost services and products, or provide services or products more quickly, at equivalent or in some cases even reduced capabilities, a portfolio company may lose new business opportunities or contract recompetes, which could adversely affect its future results.

Data Center Investments Risk

Business models are dependent on their ongoing ability to source graphics processing units (“GPUs”) and corresponding data center capacity from third parties, both of which have been, and may in the future be, subject to supply constraints. The Fund could be adversely affected if the portfolio company is unable to source adequate levels of GPUs, data center capacity or other related resources, such as data center cooling resources. Additionally, certain companies have benefited from a high level of demand and limited level of supply for GPU computing capacity. If, in the future, either demand for GPUs falls below, or the available supply of GPUs rises above, such company’s current expectations, the Fund could be adversely affected. The Fund could also be adversely affected if the GPUs currently owned, or in the future purchased, by a company lose value more quickly than currently expected, including because of the introduction of competing products or other technological innovations that make a company’s GPU stock obsolete or less attractive to customers.

Leverage Risk

The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for Shareholders, including: (1) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (2) the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders; (3) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund's investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund's portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.

Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for US federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

ETF Risk

Because ETFs (which are registered investment companies) are effectively portfolios of securities, the Adviser believes that the unsystematic risk associated with investments in ETFs is generally very low relative to investments in ordinary securities of individual issuers. Although the Fund typically will invest in broad-based ETFs, there may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole and at times, the Fund may invest in industry-specific ETFs. The Investment Company Act places certain restrictions on the percentage of ownership that a registered fund, such as the Fund, may have in a registered investment company.

Other Risks

Short-Term Investments Risks

The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund's performance. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return. During periods of limited liquidity and higher price volatility, the Fund's ability to acquire or dispose of broadly syndicated term loans and similar investments at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. To the extent the Fund obtains exposure to these investments through ETFs and other pooled vehicles, the Fund will bear its share of the expenses of such funds. The Fund's liquidity management strategy involves more risk than investing solely in cash and cash equivalents. These positions may also subject the Fund to additional risks and costs.

LIBOR Risk

Following their publication on June 30, 2023, no settings of the London Interbank Offered Rate ("LIBOR") continue to be published on a representative basis and publication of many non-U.S. dollar LIBOR settings has been entirely discontinued. On July 29, 2021, the Federal Reserve System ("FRS"), in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing the Secured Overnight Funding Rate ("SOFR"), which is their preferred alternative rate for U.S. dollar LIBOR, and which is a new index calculated by short-term repurchase agreements, backed by Treasury securities. In April 2018, the Bank of England began publishing its proposed alternative rate, the Sterling Overnight Index Average. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023, that do not contain clearly defined or practicable fallback provisions. The legislation also creates a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate recommended by the Board of Governors of the FRS. In addition, the U.K. Financial Conduct Authority, which regulates the publisher of LIBOR (ICE Benchmark Administration) has announced that it will require the continued publication of the one-, three- and six-month tenors of U.S.-dollar LIBOR on a non-representative synthetic basis until the end of September 2024, which may result in certain non-U.S. law-governed contracts and U.S. law-governed contracts not covered by the federal legislation remaining on synthetic U.S.-dollar LIBOR until the end of this period.

While some of the instruments tied to LIBOR in which the Fund may invest may have included fallback language to address a LIBOR replacement, not all instruments may have such fallback provisions. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, the transition away from LIBOR to alternative reference rates have been complex and could have an adverse effect on the Fund's investments, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.

Recent Bank Failures

The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. The Fund's business is dependent on bank relationships and the Adviser is proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund's business, financial condition and results of operations.

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities, which may be impacted by, among other things, macro-economic events, tariffs, inflation, or changes in interest or currency rates, will also affect the value of the Fund's investments. Volatility and instability in the securities markets also may increase the risks inherent in the Fund's investments. Both private investments and public investments are subject to the risks associated with volatile and instable securities markets. The duration and ultimate effect of current market conditions and whether such conditions may worsen cannot be predicted. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

In reaction to changing economic and market conditions, regulators in the United States and several other countries have undertaken in the past and may undertake in the future regulatory actions and implement other measures to ensure stability in the financial markets. Despite these efforts and the efforts of securities regulators of other jurisdictions, global financial markets could become and remain extremely volatile. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market's expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. New regulations and any changes in the political environment could limit the Fund’s activities and investment opportunities or change the functioning of capital markets. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such unpredictable events and changes. The Fund may be adversely affected to the extent that it seeks to dispose of any of its investments into an illiquid or volatile market, and the Fund may find itself unable to dispose of investments at prices that the Adviser believes reflect the fair value of such investments.

Effects of Health Crises and Other Catastrophes

Health crises, such as pandemic and epidemic diseases, as well as other catastrophes that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, may have an adverse effect on the Fund and the Adviser's operations. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for portfolio companies. In addition, under such circumstances the operations, including functions such as trading and valuation, of the Adviser and other service providers could be reduced, delayed, suspended or otherwise disrupted. Further, the occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Inflation Risk

The Fund’s investments may be subject to inflation risk. Inflation risk is the risk that the value of investments or income from investments will be lower in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s investments can decline. Any quantitative easing undertaken by central banks around the world could result in material levels of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economics and securities markets of numerous economies. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s investments. The U.S., the UK, the EU and other developed economies have been experiencing higher-than-normal inflation rates. It remains uncertain whether substantial inflation in such economies will be sustained over an extended period of time or have a significant effect on the impacted economies. Certain portfolio companies may be impacted by inflation, such as current inflation related to global supply chain disruptions, and to geopolitical uncertainties. Recent inflationary pressures have increased the cost of energy and raw materials and may adversely affect consumer spending, economic growth and operations of portfolio companies.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the US and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union ("EU"), continued changes in the balance of political power among and within the branches of the US government, government shutdowns and other factors, may result in market volatility, may have long term effects on the US and worldwide financial markets, and may cause further economic uncertainties in the US and worldwide.

China and the United States have each imposed tariffs on the other country's products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the Fund's performance. US companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the US dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund's investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund's portfolio. These factors are outside of the Fund's control and may affect the level and volatility of securities prices and the liquidity and value of the Fund's portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.

In addition, the U.S. may at times impose additional laws and regulations that restrict the ability of the Fund to invest in certain countries which could limit the activities of the Fund and cause it to forego investment opportunities that it otherwise would have pursued. In some instances, the Fund may be prohibited from making further investments in an existing portfolio company which could have a negative impact on the Fund’s existing investment and decrease the performance returns attributable to such investment.

Terrorist Action

There is a risk of terrorist attacks on the United States and elsewhere causing significant loss of life and property damage and disruptions in the global market. Economic and diplomatic sanctions may be in place or imposed on certain states and military action may be commenced. The impact of such events is unclear but could have a material effect on general economic conditions and market liquidity.

Cybersecurity Breaches and Identity Theft

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund, information regarding portfolio companies, and personally identifiable information of Shareholders and data used in the investment research process. Similarly, service providers of the Adviser and the Fund, including the Administrator (as defined below), may process, store and transmit such information. The Adviser has procedures and systems in place to seek to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser's network. The Adviser's systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Breach of the Adviser's information systems may cause information relating to the transactions of the Fund, information regarding portfolio companies, personally identifiable information of the Shareholders or other types of proprietary or confidential data to be lost or improperly accessed, used, compromised or disclosed. Although the Adviser has a business continuity plan in the event of an emergency or significant business disruption, there can be no assurance that such plan will operate as planned nor can there be any assurance that the business continuity plans of the Administrator, counterparties, clearing brokers, and other parties will operate as planned in the event of an actual disruption. The loss or improper access, use, compromise or disclosure of the Adviser's or the Fund's proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties (including portfolio companies), regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders.

Exposure to Material Non-Public Information

From time to time, the Adviser may receive material non-public information with respect to an issuer, including, but not limited to, situations where a member of the Coatue Group is on the board of a public company or engages in a take-private transaction. In such circumstances, the Fund may be prohibited, by law, policy or contract, for a period of time from (i) unwinding a position in such issuer, (ii) establishing an initial position or taking any greater position in such issuer and (iii) pursuing other investment opportunities related to such issuer.

Tax Laws Subject to Change

All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Incentive Fee

The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund's behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund's investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See "Investment Advisory Agreement—Incentive Fee" and "–Incentive Fee Examples."

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero-coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser

None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an "Indemnified Person") shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the "Indemnified Liabilities"); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person's willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws, including the Advisers Act and the Securities Act, to the extent any such waiver or release is void under applicable law.

Business and Regulatory Risks and Reporting

The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ brokers and other counterparties could have a material adverse effect on the Fund and the Shareholder's investments therein. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund's interest, even if such laws and regulations may have a detrimental effect on one or more Shareholders. In addition, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Best-Efforts Offering Risk

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund's investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund's expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Risks Relating to Fund’s RIC Status

The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. The Fund's qualification and taxation as a RIC depends upon the Fund's ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income

Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. For example, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. In addition, certain investments in corporate stock require inclusion in income of amounts of deemed dividends even if no cash distribution is made. As a result the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, and therefore the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. The Fund may be required to make a distribution to the Fund's Shareholders in order to satisfy the Annual Distribution Requirement, even though it will not have received the corresponding cash amount. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

Uncertain Tax Treatment

The Fund may invest in certain investments, may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

No Public Trading [Text Block]		No public market for the Shares exists, and none is expected to develop in the future.
No Trading History [Text Block]		The Fund has no operating history.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is a newly organized Delaware statutory trust formed on November 12, 2024. The Fund intends to offer three classes of Shares: Class S Shares, Class D Shares and Class I Shares. The Fund has applied for exemptive relief from the SEC that, if granted, will permit the Fund to issue multiple classes of Shares with different asset-based distribution and/or shareholder servicing fees and early withdrawal fees, as applicable. There is no assurance, however, that the relief will be granted. If such relief has not been granted when the Fund commences this offering, the Fund expects to offer only Class I Shares until any such relief is granted. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts and ongoing fees and expenses for each Share class are expected to be different. The estimated fees and expenses for each class of Shares of the Fund are set forth in "Summary of Fees and Expenses."

Shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of Shares bears any class-specific expenses; and (c) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.

Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then-current net asset value, exclusive of the sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund's Shareholders.

The following table shows the amounts of Shares that have been authorized and outstanding as of April 1, 2025:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	—
Class D Shares	Unlimited	—
Class I Shares	Unlimited	10,000

There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Security Dividends [Text Block]		All classes of Shares are equal as to distributions, assets and voting privileges
Security Voting Rights [Text Block]		each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.
Security Liquidation Rights [Text Block]

Term, Dissolution, and Liquidation

The Fund shall be dissolved: (i) upon the affirmative vote to dissolve the Fund by the Trustees of the Board or upon the affirmative vote to dissolve the Fund by a majority of the Shares outstanding; or (ii) as required by operation of law.

Upon the occurrence of any event of dissolution, one or more Trustees of the Board or the Adviser, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint one or more Trustees of the Board or the Adviser to act as liquidator or is unable to perform this function) is charged with winding up the affairs of the Fund and liquidating its assets. Upon the liquidation of the Fund, after establishment of appropriate reserves for contingencies in such amounts as the Board or the liquidator, as applicable, deems appropriate in its sole discretion, the Fund's assets will be distributed: (i) first to satisfy the debts, liabilities, and obligations of the Fund (other than debts to Shareholders) including actual or anticipated liquidation expenses; (ii) next to repay debts, liabilities and obligations owing to the Shareholders; and (iii) finally to the Shareholders (including the Adviser) proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Shareholders in facilitating an orderly liquidation.

The Board may, in its sole discretion, and if determined to be in the best interests of the Shareholders, distribute the assets of the Fund into and through a liquidating trust to effect the liquidation of the Fund. The use of a liquidating trust would be subject to the regulatory requirements of the Investment Company Act and applicable Delaware law, and could result in additional expenses to the Shareholders.

Security Liabilities [Text Block]

Limitation of Liability; Indemnification

The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. None of these persons shall be personally liable to any Shareholder for the repayment of any positive balance in the Shareholder's capital account or for contributions by the Shareholder to the capital of the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Security Preemptive and Other Rights [Text Block]		no conversion, preemptive or other subscription rights except as the Board may approve.
Outstanding Securities [Table Text Block]
Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	—
Class D Shares	Unlimited	—
Class I Shares	Unlimited	10,000

General Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Investment Risks

There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile, and a Shareholder could incur a total or substantial loss of its investment.

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History

The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund has no historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund's allocation of its investments across portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund's portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence On Adviser And Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on the Adviser and Key Personnel

The Fund will be dependent on the activities of the investment team. The Adviser will have sole discretion over the investment of the Fund's assets, as well as the ultimate realization of any profits. Therefore, the Fund and the Shareholders will be relying on the management expertise of the Adviser in identifying, acquiring, administering and disposing of the Fund's investments. The loss of any individual member of the investment team could have a material, adverse effect on the Fund. If for any reason one or more members of the investment team should cease to be involved in the investment management of the Fund, suitable replacements may be difficult to obtain, with the result that the performance of the Fund may be adversely affected. There can be no assurance that each of the investment professionals currently affiliated with the Fund, the Adviser or their affiliates will continue to be affiliated with the Fund and the Adviser throughout the life of the Fund.

Closed End Fund Structure Liquidity Limited To Periodic Repurchases Of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase Of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase of Shares Risk

Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of the Fund's net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In Kind For Repurchased Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind For Repurchased Shares

The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See "Repurchases of Shares." However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. In unusual circumstances, including situations where making a cash payment would result in a material adverse effect on the Fund, the Fund reserves the right to distribute securities as payment for repurchased Shares. In the event of such an in-kind distribution, there is a risk that the distributed securities may be difficult to sell, may lack a readily available market, or may need to be sold at prices below the initially distributed value. Additionally, Shareholders may incur brokerage commissions or other transaction costs in disposing of these securities, and some financial institutions may have limitations on processing or accepting in-kind distributions.

Restrictions On Transfers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers

Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a "non-diversified" investment company for purposes of the Investment Company Act, which means it is not subject to percentage limitations under the Investment Company Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments.

A portion of the Fund's assets will consist of investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for some of the investments in the Fund's portfolio, those portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Board's valuation designee, in accordance with the Adviser's valuation policies and procedures and subject to oversight of the Board. The Adviser may use an independent pricing service or prices provided by dealers to fair value certain of the Fund's assets that do not have readily available market quotations. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Adviser as the Fund's valuation designee. In addition, the timing of liquidations of portfolio investments may also affect the values obtained on liquidation. The Fund intends to invest in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's fair valuation of such investments.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

Amount Or Frequency Of Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions

The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See "Distributions." Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund's ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund's earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Market Risk Long Biased Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk; Long-Biased Strategy

The profitability of a significant portion of the Fund's investment program depends to a great extent upon the Adviser correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser will be able to predict accurately these price movements. As the Fund will generally employ a long-biased strategy and may engage in certain hedging activities on only a limited or occasional basis, a negative change in the securities market may result in a significant decline in the value of the Fund's assets or a complete loss. The Adviser has utilized hedging in certain market conditions, however, there is no guarantee that such hedging will be implemented in the future, or if implemented, will be effective.

Innovation Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Innovation Companies Risks

Certain of the companies, including Innovation Companies, in which the Fund will invest may allocate greater than usual amounts to research and product development. The securities of such companies may experience above-average price or valuation movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence. Some of these companies may have limited operating histories. As a result, these companies may have inexperienced management, face undeveloped or limited markets, have limited products, have no proven profit-making history, may operate at a loss or with substantial variations in operating results from period to period, have limited access to capital and/or be in the developmental stages of their businesses. These companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Additionally, there may be a heightened risk that some of these companies could experience financial distress or bankruptcy, given the competitive and rapidly evolving market environment in which they operate.

Further, many Innovation Companies including but not limited to those focused on AI, rely on a combination of patent, copyright, trademark and trade secret protection and non-disclosure agreements, to establish and protect their proprietary rights, which are frequently essential to the growth and profitability of a technology company. There can be no assurance that a particular company will be able to protect these rights or will have the financial resources to do so, or that competitors will not develop or patent technologies that are substantially equivalent or superior to the technology of a company in which the Fund invests. Conversely, other companies may make infringement, trade secret or related claims against a company (or the current or former employees of such company) in which the Fund invests, which could have a material adverse effect on such company. These companies may be a party to lawsuits either initiated by it, or against it, or by state, federal and foreign governmental bodies. There can be no assurance that any such litigation, once begun, would be resolved in favor of the company (which in turn could have an adverse impact on the Fund). Furthermore, monitoring and defending against legal actions, whether meritorious, typically is time-consuming for a company's management and detracts from a company's ability to fully focus its internal resources on its business activities. In addition, legal fees and costs incurred in connection with such activities may be significant and a company could, in the future, directly or indirectly (through indemnification or otherwise), be subject to judgments or enter into settlements of claims that involve significant monetary, or other costs.

The securities of Innovation Companies can be volatile and the marketplace in which these companies operate is extremely competitive particularly since this sector may not present the capital-intensive barriers to entry that may exist in a more traditional retail commerce company. Because the markets in which these companies operate are so competitive, there can be no assurance that a company which has significant market share will be able to protect that market share as competitors develop technologies or interfaces that are substantially equivalent or superior to the technology of a company in which the Fund invests.

New technologies and improved products and services are continually being developed, rendering older technologies, products and services obsolete. Moreover, competition can result in significant downward pressure on pricing. There can be no assurance that companies in which the Fund invests will successfully penetrate their markets or establish or maintain competitive advantages. Additionally, consumer tastes and preferences can change very quickly, which may result in a company's market share decreasing rapidly if consumer focus shifts to its competitors. In addition, many of these companies may trade at very high multiples to current earnings with their stock prices reflecting significant future growth which may or may not occur. Moreover, uncertainty in current, pending and/or proposed domestic and foreign government regulations, policies and legislation may impact the development and marketability of internet- and technology-based companies.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer's historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity-like characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer's board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of trustees to the issuer's board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk

The Fund will invest in convertible securities, securities that may be exchanged or converted into a predetermined number of the issuer's underlying shares or the shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, stock index notes, mandatories, or instruments with a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and conversely, increase as interest rates decline. Convertible securities, however, also appreciate when the underlying common stock appreciates, and conversely, depreciate when the underlying common stock depreciates.

Warrants And Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund's interest in the issuing company. The market for such rights is not well developed, and accordingly the Fund may not always realize full value on the sale of rights.

Pre Initial Public Offering Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pre-IPO Securities Risk

The Fund invests in non-publicly traded securities and private instruments for which the number of potential purchasers and sellers, if any, is very limited. This factor may have the effect of limiting the availability of these securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value prior to termination of the Fund or in response to changes in the economy or financial markets. Due to securities regulations governing certain publicly traded equity securities, that ability could also be diminished with respect to equity holdings that represent a significant portion of the issuer's voting securities (particularly if the Fund has designated one or more directors). Thus, there can be no assurance as to the timing and amount of distributions from the Fund with respect to any private investments held by the Fund. To the extent any private investments cannot be sold prior to the termination of the Fund, they may be distributed in kind to the Shareholders at termination. The securities and instruments so distributed may not be readily marketable. Additionally, with respect to private investments held by the Fund, no public market exists with respect to those securities and no assurance can be given that an initial public offering or other liquidity event will be consummated by the applicable issuer in the future. Accordingly, there may be significant liquidity restrictions related to such investments.

Corporate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Risk

The Fund may invest in corporate debt, which is subject to credit risk, interest rate risk, and liquidity risk. Rising interest rates can reduce the market value of debt securities, while credit risk arises from the possibility that an issuer may default on its payment obligations. Additionally, corporate debt, especially in structured forms or high-yield categories, may be less liquid than equities, and the Fund could face difficulties selling these securities at favorable prices.

Non United States Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Securities Risk

The Fund invests in securities of issuers with a significant portion of their business and operations in, or a significant portion of their revenues from, China, Europe, India, Latin America, South America and other locations outside the U.S. and therefore will be impacted by conditions in such non-U.S. locations. Investing in these securities involves additional considerations and risks beyond those typically involved in investing in U.S. companies, including the instability of some foreign governments, the possibility of expropriation, limitations on the use or removal of funds or other assets, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. The application of foreign tax laws (for example, the imposition of withholding taxes on dividends, interest payments or capital gains) or confiscatory taxation may also affect investments in foreign securities. Investments in foreign countries could be affected by other factors not present in the U.S., including lack of uniform accounting, auditing and financial reporting standards and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risks

Emerging markets impose risks different from, or greater than, risks of investing in U.S. securities or in non-U.S. developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and possible repatriation of investment income and capital. In addition, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging markets countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investment in these currencies by the Fund. Securities traded in certain emerging markets countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.

In emerging markets, there may be less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers and issuers than in other more established countries. Whatever supervision is in place may be subject to manipulation or control. While many emerging market countries have mature legal systems comparable to those of more developed countries, others do not. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

The Fund may invest in financial instruments denominated in currencies other than the U.S. dollar. The Fund, however, values its financial instruments in U.S. dollars. The Fund's investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country's currency relative to the U.S. dollar will negatively affect the U.S. dollar value of the Fund's assets. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, central bank policy, and political developments. From time to time and under certain circumstances, the Fund will seek to hedge and has hedged its traditional non-U.S. currency exposure by entering into currency hedging transactions. The Fund may, but is not obligated to, try to hedge these risks by selling or buying foreign currencies in the forward market, selling or buying foreign currency futures contracts, options or other securities thereon, borrowing funds denominated in foreign currencies or other strategies, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented, or if implemented, will be effective. There can be no guarantee that financial instruments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund's positions denominated in currencies other than U.S. dollars will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies.

Public Asset Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Asset Investment Risk

The Fund intends to focus its investments in companies that are Public Assets. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times, increased likelihood of shareholder litigation against such companies' board members and increased costs associated with each of the aforementioned risks.

Private Asset Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Asset Investment Risk

Investments in companies that comprise Private Assets at various stages in their development involve a high degree of business and financial risk. Private companies with limited operating history may require substantial additional capital to support expansion or to achieve or maintain a competitive position, may produce substantial variations in operating results from period to period or may operate at a loss. Certain private companies may also limit the amount and type of information, including financial information, that is provided to the Adviser, which may adversely impact the ability of the Adviser to monitor and value a particular investment.

The Fund may have significant exposure to and invest in Private Assets across a variety of industries or sectors but focused primarily on Innovation Companies, including micro- and/or smaller-capitalization companies. These investments may include investments in early-stage, mid-stage and late-stage companies. Certain of these Private Assets may have modest revenues and may or may not be profitable. Further, the Fund may invest in securities of unseasoned private companies with little or no operating history. These Private Assets represent highly speculative investments. In some cases, the Fund may be the first source of professional financing for such companies. Private Assets may require additional capital, after the Fund's investment, to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition, including competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. Portfolio companies may have substantial variations in operating results from period to period and experience failures or substantial declines in value at any stage. To the extent the Fund invests in micro- and/or smaller-capitalization companies, the prices of the securities of such companies are often more volatile than the prices of securities of large-capitalization companies and may not be based on standard pricing models that are applicable to securities of large-capitalization companies. Furthermore, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to investors) may be higher than for larger, "blue-chip" companies. Finally, due to thin trading in the securities of some micro- and small-capitalization companies, an investment in those companies may be illiquid even after they become public companies. When liquidating large positions in thinly-traded companies, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small transactions over an extended period of time.

Although the Adviser may seek to negotiate certain protective provisions in connection with the Fund's investments where possible, the Fund primarily expects its investments to consist of minority positions in companies in which it invests. In those cases, the Fund may not be represented on a portfolio company's board of directors, and each portfolio company will be managed by its own officers (who generally will not be affiliated with Coatue), and the Fund may have little or no voting power. As a result, the Adviser typically will not be in a position to exercise control over the management of such companies, and, accordingly, may have a limited ability to protect the Fund's position in such companies. Some companies may depend upon managerial assistance or financing provided by their investors. The value of the Fund's investments may depend upon the quality of managerial assistance provided by the investors in the companies and their ability and willingness to provide financial support.

The Fund's ability to realize value from an investment in a Private Asset will depend largely upon successful completion of the company's initial public offering or the sale of the company to another company, which may not occur for a period of several years after the date of the Fund's investment, or may not occur at all. There can be no assurance that any of the companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, as to the timing and value of such offerings or sales. In addition, the Fund may be subject to, or may agree to become subject to, lock-up periods subsequent to an initial public offering or other liquidity event. The Fund may also lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance.

Investments in certain Private Assets may be more difficult to value than other companies as a result of there being more limited or no operating history of such company. It is unlikely that independent pricing information will be available or that other valuation methodologies that the Adviser would customarily use will be available, such as marked to market prices typically provided by dealers and pricing services and relative value pricing mechanisms. Accordingly, it is likely that Fund investments will be valued at their fair value employing methods determined in good faith by the Adviser in accordance with the Fund's valuation policy. If the valuations of companies should prove to be incorrect, Shareholders could be adversely affected.

Structured Capital Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Capital Investments Risk

Structured capital investments may involve a variety of risks depending on their structure and underlying assets. These investments may be subject to interest rate risk, particularly when structured as fixed-income instruments that are sensitive to market rate fluctuations. They may also involve asset-backed securities risk, including risks associated with the credit quality of underlying assets, structural complexities, and potential illiquidity. In addition, structured capital investments that include opportunistic credit or mezzanine debt components may be subject to heightened credit risk, including the risk of borrower default and lower recovery values. The bespoke nature of certain structured capital instruments may also give rise to valuation uncertainty, limited secondary market liquidity and legal or documentation risks.

Private Investment In Public Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs Risk

PIPEs are private (unregistered) offerings of common stock or other securities, usually at a discount to current market price, issued by public companies. The typical PIPE is subject to a "lockup" agreement that prohibits the owner from reselling the PIPE security until it is registered or until a designated holding period has elapsed. On occasion, the SEC has refused to allow PIPE securities to be registered due to the immediate impact such registration could have on the public market for such securities (for example, if certain owners of such PIPEs have sold the securities short in anticipation of their registration). Typically, PIPE securities are offered by small public companies, companies in need of regular cash infusions, companies in financial distress or companies where a public offering has failed. PIPE securities may be susceptible to special risks that may not be present in the relevant issuer's publicly traded securities. Substantial illiquidity could remain even after a PIPE security becomes registered for public sale. The Fund's entire investment in PIPE securities may be lost if such securities never become registered.

Unlike the purchase of freely tradable common stock in the open market, PIPEs generally involve contractual obligations by the issuer of such securities requiring the issuer to take certain actions, such as registering the securities or, in the case of convertible securities, issuing the underlying securities upon exercise of convertible securities and registering the convertible securities and the underlying securities with the appropriate federal and state authorities for resale. In order for the Fund's investment strategy to be effective, the issuer of such securities must abide by its contractual obligations. If an issuer fails to meet its contractual obligations, in addition to the possibility of being involved in costly litigation, the Fund may be unable to dispose of the securities at appropriate prices, if at all, or may experience substantial delays in doing so, and thus the Fund may not be able to realize the anticipated, or any, profit with respect to such investment for a substantial period of time, if ever. There can be no assurance that any issuer will succeed in registering for public resale the securities held by the Fund or that registration of securities pursuant to any such arrangement will create liquidity.

Competition For Access To Private Asset Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Access to Private Asset Investment Opportunities

Certain markets in which the Fund may invest are extremely competitive for attractive investment opportunities and, as a result, there may be reduced expected investment returns. There can be no assurance that the Adviser will be able to identify or successfully pursue attractive investment opportunities in such environments. Among other factors, competition for suitable financial instruments from other pooled investment vehicles, the public and private equity markets and other investors may reduce the availability of investment opportunities. There has been significant growth in the number of firms organized to make such investments, which may result in increased competition to the Fund in obtaining suitable financial instruments. There may also be competition to sell financial instruments. If many investment funds that pursue similar strategies were forced to liquidate positions at the same time, market liquidity would be reduced, which may cause prices to drop, volatility to increase and exacerbate the losses of the Fund.

As a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund's investment objective.

In addition, certain provisions of the Investment Company Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser are not prohibited from the same transactions. The Investment Company Act also imposes significant limits on co-investments with affiliates of the Fund. The Fund relies on the Order from the SEC, which expands the Fund's ability to co-invest alongside its affiliates in privately negotiated investments. However, the Order contains certain conditions that may limit or restrict the Fund's ability to participate in an investment or participate in an investment to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund's ability to achieve the desired investment returns.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risks

Before making investments, the Adviser intends to conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on resources available to it, including information provided by the target of the investment and, in some circumstances, third party research. The due diligence process may at times be subjective. Accordingly, there can be no assurance that the due diligence that the Adviser will carry out with respect to any investment opportunity will reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity. Further, there can be no assurance that such diligence will result in an investment being successful. Certain investment opportunities will be evaluated on an expedited basis in order to take advantage of investment opportunities, which will substantially limit the amount of due diligence and research conducted by the Adviser. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. Accordingly, there can be no assurance that the research and due diligence conducted by the Adviser will be sufficient to reveal or highlight all facts relevant or material to a particular investment opportunity.

High Growth Industry And Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High-Growth Industry and Sector Risk

Investments in high growth industries and sectors, such as technology, may be very volatile. In addition, these companies may face undeveloped or limited markets, have limited products, have no proven profit-making history, may operate at a loss or with substantial variations in operating results from period to period, have limited access to capital and/or be in the developmental stages of their businesses, have limited ability to protect their rights to certain patents, copyrights, trademarks and other trade secrets, or be otherwise adversely affected by the extremely competitive markets in which many of their competitors operate.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk

The Fund may concentrate its investments in certain sectors, particularly innovation, technology, media, and telecommunications, or emerging sectors like machine learning, AI, fintech and electric vehicles. While these sectors offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, which can lead to significant price volatility. The Fund's exposure to concentrated sectors could result in greater losses during periods of market volatility or sector-specific downturns. In fact, the portfolio, at times, may be highly concentrated. Such concentration of risk may increase the losses suffered by the Fund or reduce its ability to hedge its exposure and to dispose of depreciating assets. Accordingly, the investment portfolio of the Fund may be subject to concentration risks and more rapid change in value than would be the case if the Fund were required to maintain a broader diversification among types of positions, securities, industry, geographic or sector areas or other investments or issuers. Limited diversity could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund's investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

The Fund may invest in derivatives. A derivative is generally a financial contract the value of which depends on, or is derived from, changes in the value of one or more "reference instruments," such as underlying assets (including securities), reference rates, indices or events. Derivatives may relate to stocks, bonds, credit, interest rates, commodities, currencies or currency exchange rates, or related indices. A derivative may also contain leverage to magnify the exposure to the reference instrument. Derivatives may be traded on organized exchanges and/or through clearing organizations, or in private transactions with other parties in the over-the-counter ("OTC") market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivatives may be used for hedging purposes and non-hedging (or speculative) purposes. Some derivatives require one or more parties to post "margin," which means that a party must deposit assets with, or for the benefit of, a third party, such as a futures commission merchant, in order to initiate and maintain the derivatives position.

Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions, or other costs that may reduce the Fund's gains or exacerbate losses from the derivatives. Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority.

Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty's financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.

Shorting Against Box Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shorting Against the Box Risk. The Fund intends to engage in short sales against the box, which involve selling a security short while holding an equivalent long position in the same security. While these transactions are intended to hedge downside risk, they may involve certain risks, including the potential for transaction costs, reduced portfolio liquidity, and limitations on the Fund’s ability to fully benefit from the appreciation of the long position. Additionally, the strategy may not completely eliminate market risk, and unexpected market movements could result in losses.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions Risk. The Fund is not required to hedge any particular risk in connection with a particular transaction or its portfolio generally and may elect to not hedge its risks at all. While the Fund may enter into hedging transactions to seek to manage risk (including using short sales or options, index hedges, or foreign exchange hedges, as determined in the sole discretion of the Adviser), such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that it may not be possible to hedge.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). OTC options also involve counterparty solvency risk.

Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Contracts Risk. The Fund may invest or trade in futures contracts. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss. Additionally, the Fund may trade certain futures contracts based on virtual currencies. The risks related to futures contracts described herein may be magnified with respect to virtual currency futures due to the nature, regulation and volatility of virtual currencies.

Futures positions (including financial futures) may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Adviser from promptly liquidating unfavorable positions and subject the Fund to substantial losses. In addition, the Adviser may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Under the Commodity Exchange Act, as amended, futures commission merchants are required to maintain customers' assets in a segregated account. To the extent that the Fund engages in futures and options contract trading and the futures commission merchants with whom the Fund maintains accounts fail to segregate such assets, the Fund will be subject to a risk of loss in the event of the bankruptcy of one of these futures commission merchants.

Stock Index Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Index Futures Risk. The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, market participants may close futures contracts through offsetting transactions that would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause price distortions. Successful use of stock index futures contracts by the Fund also is subject to the Adviser's ability to correctly predict movements in the direction of the market.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into swap agreements. In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Some swaps are structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Certain risks are reduced (but not eliminated) if a fund invests in cleared swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.

Swap agreements may increase or decrease the overall volatility of the Fund's investments and the price of its Shares. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by or insolvency of one of the parties and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, it is possible that the Fund may not be able to recover the money it expected to receive under the contract.

Foreign Currency Forwards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Forwards Risk. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of Non-U.S. Securities (as defined in the prospectus) but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually widespread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold both Canadian government bonds and Japanese government bonds, and the Advisor may believe that Canadian dollars will deteriorate against Japanese yen. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Fund may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Futures Risk. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Options Risk. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Such transactions in options may include exotic options on currencies, which are typically traded in OTC markets and have additional features that result in different payment structures and/or expirations. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

Currency Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Swaps Risk. The Fund may enter into currency swaps. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specified currencies. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Over Counter Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OTC Trading Risk. The derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which the Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded or cleared OTC instrument. In addition, significant disparities may exist between "bid" and "asked" prices for derivative instruments that are not traded on an exchange. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded or cleared OTC instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions. Because derivatives traded in OTC markets generally are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations.

Cryptocurrency And Digital Asset Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cryptocurrency and Digital Asset Investments Risks

At times, on a limited basis, a portion of the Fund's assets may in the future be invested in cryptocurrencies, decentralized application tokens, protocol tokens and other cryptofinance coins, initial coin offerings, tokens and digital assets and instruments that are based on blockchain, distributed ledger or similar technologies (collectively, "cryptocurrency"). Investments in cryptocurrency assets are subject to many specialized risks and considerations, including risks relating to (i) technology, (ii) security, (iii) regulation, (iv) user/market acceptance, (v) volatility and (vi) timing.

The Fund will not engage in distributions in kind of cryptocurrencies or other digital assets to shareholders. Further, the Fund is subject to a 10% cap on direct holdings of digital assets (e.g., cryptocurrencies) using Fund assets. This cap does not apply to investments in cryptocurrency-related ETFs or derivatives.

While cryptocurrencies and their networks have been and are experiencing rapid technological development, such development may not continue at its current rapid pace. There can be no assurance that all material vulnerabilities in the technology associated with a particular cryptocurrency and its associated networks will be identified and addressed prior to the Fund's investment in such cryptocurrency. Cryptocurrency exchanges continue to be especially susceptible to service interruptions or permanent cessation of operations due to many reasons, including fraud, technical glitches, hackers, malware or governmental regulation or other intervention. In particular, a breach of the security procedures used by the Fund or its third-party custodians, if any, could result in an uninsured loss of the entirety of the Fund's investment in a cryptocurrency. Any failure of technologies associated with cryptocurrencies or their networks could have a material adverse effect on the Fund's investments and investment opportunities.

Cryptocurrency is not legal tender in the United States, and federal, state or foreign governments may restrict the use and exchange of cryptocurrency at any time. Cryptocurrency has attracted the attention of U.S. regulatory agencies, and future regulation is likely. Various jurisdictions have or may, in the near future, adopt laws, regulations or directives that affect cryptocurrency assets and parties that come into contact with such assets. Such laws, regulations or directives may negatively impact the Fund in a variety of ways, including increasing the compliance burden of the Fund and its related parties or diminishing the value of the Fund's investments in cryptocurrency assets, if any, or increase the tax rate on cryptocurrency assets. To the extent that new regulations are imposed, or regulatory authorities find ways to apply existing regulations to cryptocurrency in unanticipated ways, the Fund's investments may be materially adversely affected. Further, the taxation of cryptocurrencies is uncertain in many jurisdictions, and those jurisdictions that have formulated a position have reached varying (and continuously evolving) conclusions. A discussion of varied tax treatments of cryptocurrency is outside the scope of this discussion.

In their short history, cryptocurrency values have experienced extreme price volatility that may continue in the future. Historical price increases in cryptocurrencies provide no assurance of future results. The value of cryptocurrency also will be affected by the worldwide acceptance or rejection of cryptocurrency. In particular, problems with the supply of cryptocurrency, security flaws (or perceived security flaws), difficulties with converting cryptocurrency to fiat currencies, and concerns that cryptocurrencies may disproportionately facilitate criminal activities may negatively affect the acceptance, growth and development of cryptocurrency. There can be no assurance that the Fund will be able to exit from its investments in cryptocurrency related companies by listing their shares on securities exchanges or disposing of cryptocurrencies in other venues. The trading market, if any, for cryptocurrencies may not be sufficiently liquid to enable the Fund to sell when the Adviser believes it is most advantageous to do so, or without adversely affecting the market price. Continued or renewed volatility in the financial sector may have an adverse material effect on the ability of the Fund to buy, sell and partially dispose of investments. The Fund may be adversely affected to the extent that it seeks to dispose of any of its investments into an illiquid or volatile market and the Fund may find itself unable to dispose of investments at prices that the Adviser believes reflect the fair value of such investments.

Artificial Intelligence Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence (“AI”) Companies

The Fund will invest in companies that (i) design, create, integrate, or deliver autonomous technology and/or AI in the form of products, software, or systems; (ii) develop underlying technology and components for autonomous technology or AI, which may include (without limitation) advanced machinery, semiconductors, databases and software used for machine learning; (iii) provide value-added services on top of autonomous technology and/or AI technology; (iv) develop computer, robotics or other technological systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages; and/or (v) companies that may directly or indirectly otherwise benefit from AI tailwinds, including, without limitation, data center operators, data center infrastructure providers, cloud service providers and power providers (collectively, "AI Companies").

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI Companies in which the Fund will invest could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI Companies will still face significant risks. Among other risks, AI Companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI Companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objectives of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

•	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI Companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI Companies in which the Fund may invest.

•	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI Companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI Companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI Companies, including by reducing pricing power and increasing potential competition.
•	The pace, extent and success of AI Adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI Companies) could be adversely affected if AI Companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI Companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Even if AI is widely adopted in a relatively short period of time, particular AI Companies will still face significant risks, including the risks outlined above. Among other risks, AI Companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI Companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services.

Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objectives of the Fund.

Generative Artificial Intelligence Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Generative AI Companies

The Fund will invest in companies that incorporate generative AI ("Gen AI") features into their products, such as embedding AI features across the software development lifecycle to generate other forms of content ("Gen AI Companies"). This new and emerging technology, which is in its early stages of commercial use, presents a number of inherent risks. Gen AI technologies can create accuracy issues, unintended biases, and discriminatory outcomes. There is a risk that Gen AI technologies could produce inaccurate or misleading content or other discriminatory or unexpected results or behaviors (e.g., AI hallucinatory behavior that can generate irrelevant, nonsensical, or factually incorrect results) that could have a material adverse effect on the reputation, business, or customers of Gen AI Companies. In addition, the use of AI involves significant technical complexity and requires specialized expertise. Any disruption or failure in the AI systems or infrastructure of Gen AI Companies could result in delays or errors in their operations, which could have a material adverse effect on the business and financial results of such companies, and accordingly on the performance of the Fund.

Use Of Artificial Intelligence By Coatue Group Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of AI by the Coatue Group

The Adviser is integrating the use of AI to support its investment research process. Specifically, the Adviser utilizes AI tools to analyze data, identify trends, and generate insights to support investment decisions. While AI may be utilized in connection with the research process, all investment decisions for the Fund will be made by the investment personnel of the Adviser. The Adviser intends to periodically evaluate and/or adjust internal policies governing the use of AI by its personnel. Notwithstanding any such policies, the Adviser will be directly subject to risks regarding the use of AI and machine learning technology.

Consumer And Retail Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consumer and Retail Companies Risk

The Fund may invest in securities of companies in the consumer and retail sectors. The securities of companies in the consumer and retail sectors can be volatile and the marketplace in which these companies operate may be extremely competitive. As such, there can be no assurance that the market position of a company in whose securities the Fund holds a position will be stable as the products and services of competitors evolve. Moreover, competition can result in significant downward pressure on pricing and margins. Additionally, consumer tastes and preferences can change very quickly with the result that a company's market share may change rapidly if consumer focus shifts. The value of securities in this sector may also be affected by changing consumer confidence, disposable household income, government regulation or legislative changes, demographics and commodity prices, which can be highly volatile. Accordingly, the investment portfolio of the Fund may be subject to more rapid changes in value than would be the case if the Fund were required to maintain a wide diversification among industries and sectors.

Infrastructure And Energy Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure and Energy Investments Risks

Investment in infrastructure and energy projects, businesses and/or assets involves many risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation, and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of infrastructure and energy assets may adversely affect the overall profitability of the investment or related project. Events outside the control of a portfolio company, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, political events, social stability, natural disasters, changes in weather, changes in demand for products or services, bankruptcy, or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. As a general matter, the operation and maintenance of infrastructure assets or businesses and energy generation and other facilities are subject to substantial regulation, many of which may not be under the control of the owner/operator, including labor issues, failure of technology to perform as anticipated, structural failures and accidents and the need to comply with the directives of government authorities.

In addition, the energy and natural resource sectors are subject to comprehensive United States and non-U.S. federal, state, and local laws and regulations. Present, as well as future, statutes and regulations could cause additional expenditures, decreased revenues, restrictions and delays that could materially and adversely affect the Fund’s investments. There can be no assurance that: (i) existing regulations applicable to investments generally or portfolio companies will not be revised or reinterpreted; (ii) new laws and regulations will not be adopted or become applicable to portfolio companies; (iii) the technology, equipment, processes and procedures selected by portfolio companies to comply with current and future regulatory requirements will meet such requirements; or (iv) such portfolio companies’ businesses and financial conditions will not be materially and adversely affected by such future changes in, or reinterpretation of, laws and regulations (including the possible loss of exemptions from laws and regulations) or any failure to comply with such current and future laws and regulations. The operations of energy companies are subject to many risks inherent in the transporting, processing, storing, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products or other hydrocarbons, or in the exploring, managing or producing of such commodities, including, without limitation: damage to pipelines, storage tanks or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to the Fund.

Financial Services And Related Sectors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Services and Related Sectors

The Fund may invest in equity and equity-related securities of companies in global financial services and related sub-sectors including, but not limited to banks, insurance, financial technology, and consumer and corporate finance. Many companies in the financial services sector and related sub-sectors have substantial investment portfolios and may therefore be affected more than usual in the event of a general decline in securities markets. In view of the inter-relationship between companies in the financial services sector, the share prices of financial services companies may be particularly vulnerable in the event of a loss of confidence in specific or several financial institutions. In addition, many financial services companies have substantial borrowings and may be particularly vulnerable in the event of rising interest rates.

Defense Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defense Investments Risks

Military defense companies depend heavily on contracts with governments for a substantial portion of their business. Changes in a government’s priorities, or delays or reductions in spending could have a material adverse effect on such portfolio company’s business. Budget uncertainty, the potential for government shutdowns, the use of continuing resolutions, and the federal debt ceiling can adversely affect this industry and the funding for a portfolio company’s programs. If appropriations are delayed or a government shutdown were to occur and continue for an extended period, a portfolio company could be at risk of reduced orders, program cancellations and other disruptions and nonpayment. The U.S. Department of Defense’s changes in funding priorities also could reduce opportunities in existing programs and in future programs or initiatives where such company intends to compete and where it has made investments. These companies must comply with extensive laws and regulations relating to the award, administration and performance of government contracts. Government contract laws and regulations affect how these companies do business with its customers and impose certain risks and costs on its business. A violation of these laws and regulations could harm their reputation and result in the imposition of fines and penalties, the termination of contracts, suspension or debarment from bidding on or being awarded contracts and civil or criminal investigations or proceedings. Competition and changing procurement policies could adversely affect a company’s business and financial results. This is a highly competitive industry and competitors may have more extensive or more specialized engineering, technical, marketing and servicing capabilities than a portfolio company. Competitors may develop new technologies, products or services that could replace a portfolio company’s current offerings. Additionally, if competitors can offer lower cost services and products, or provide services or products more quickly, at equivalent or in some cases even reduced capabilities, a portfolio company may lose new business opportunities or contract recompetes, which could adversely affect its future results.

Data Center Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Data Center Investments Risk

Business models are dependent on their ongoing ability to source graphics processing units (“GPUs”) and corresponding data center capacity from third parties, both of which have been, and may in the future be, subject to supply constraints. The Fund could be adversely affected if the portfolio company is unable to source adequate levels of GPUs, data center capacity or other related resources, such as data center cooling resources. Additionally, certain companies have benefited from a high level of demand and limited level of supply for GPU computing capacity. If, in the future, either demand for GPUs falls below, or the available supply of GPUs rises above, such company’s current expectations, the Fund could be adversely affected. The Fund could also be adversely affected if the GPUs currently owned, or in the future purchased, by a company lose value more quickly than currently expected, including because of the introduction of competing products or other technological innovations that make a company’s GPU stock obsolete or less attractive to customers.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for Shareholders, including: (1) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (2) the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders; (3) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund's investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund's portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.

Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for US federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Exchange Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk

Because ETFs (which are registered investment companies) are effectively portfolios of securities, the Adviser believes that the unsystematic risk associated with investments in ETFs is generally very low relative to investments in ordinary securities of individual issuers. Although the Fund typically will invest in broad-based ETFs, there may be certain risks to the extent a particular ETF is concentrated in a particular sector, and is not as diversified as the market as a whole and at times, the Fund may invest in industry-specific ETFs. The Investment Company Act places certain restrictions on the percentage of ownership that a registered fund, such as the Fund, may have in a registered investment company.

Short Term Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term Investments Risks

The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund's performance. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return. During periods of limited liquidity and higher price volatility, the Fund's ability to acquire or dispose of broadly syndicated term loans and similar investments at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. To the extent the Fund obtains exposure to these investments through ETFs and other pooled vehicles, the Fund will bear its share of the expenses of such funds. The Fund's liquidity management strategy involves more risk than investing solely in cash and cash equivalents. These positions may also subject the Fund to additional risks and costs.

London Interbank Offer Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Risk

Following their publication on June 30, 2023, no settings of the London Interbank Offered Rate ("LIBOR") continue to be published on a representative basis and publication of many non-U.S. dollar LIBOR settings has been entirely discontinued. On July 29, 2021, the Federal Reserve System ("FRS"), in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing the Secured Overnight Funding Rate ("SOFR"), which is their preferred alternative rate for U.S. dollar LIBOR, and which is a new index calculated by short-term repurchase agreements, backed by Treasury securities. In April 2018, the Bank of England began publishing its proposed alternative rate, the Sterling Overnight Index Average. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023, that do not contain clearly defined or practicable fallback provisions. The legislation also creates a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate recommended by the Board of Governors of the FRS. In addition, the U.K. Financial Conduct Authority, which regulates the publisher of LIBOR (ICE Benchmark Administration) has announced that it will require the continued publication of the one-, three- and six-month tenors of U.S.-dollar LIBOR on a non-representative synthetic basis until the end of September 2024, which may result in certain non-U.S. law-governed contracts and U.S. law-governed contracts not covered by the federal legislation remaining on synthetic U.S.-dollar LIBOR until the end of this period.

While some of the instruments tied to LIBOR in which the Fund may invest may have included fallback language to address a LIBOR replacement, not all instruments may have such fallback provisions. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, the transition away from LIBOR to alternative reference rates have been complex and could have an adverse effect on the Fund's investments, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.

Recent Bank Failures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Bank Failures

The financial markets recently have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks who may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government has announced measures to assist these banks and protect depositors, some banks have already been impacted and others may be materially and adversely impacted. The Fund's business is dependent on bank relationships and the Adviser is proactively monitoring the financial health of such bank relationships. Continued strain on the banking system may adversely impact the Fund's business, financial condition and results of operations.

Recent Markets Fluctuations And Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities, which may be impacted by, among other things, macro-economic events, tariffs, inflation, or changes in interest or currency rates, will also affect the value of the Fund's investments. Volatility and instability in the securities markets also may increase the risks inherent in the Fund's investments. Both private investments and public investments are subject to the risks associated with volatile and instable securities markets. The duration and ultimate effect of current market conditions and whether such conditions may worsen cannot be predicted. There can be no assurance that such economic and market conditions will be favorable in respect of both the investment and disposition activities of the Fund.

In reaction to changing economic and market conditions, regulators in the United States and several other countries have undertaken in the past and may undertake in the future regulatory actions and implement other measures to ensure stability in the financial markets. Despite these efforts and the efforts of securities regulators of other jurisdictions, global financial markets could become and remain extremely volatile. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market's expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. New regulations and any changes in the political environment could limit the Fund’s activities and investment opportunities or change the functioning of capital markets. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such unpredictable events and changes. The Fund may be adversely affected to the extent that it seeks to dispose of any of its investments into an illiquid or volatile market, and the Fund may find itself unable to dispose of investments at prices that the Adviser believes reflect the fair value of such investments.

Effects Of Health Crises And Other Catastrophes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Effects of Health Crises and Other Catastrophes

Health crises, such as pandemic and epidemic diseases, as well as other catastrophes that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, may have an adverse effect on the Fund and the Adviser's operations. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for portfolio companies. In addition, under such circumstances the operations, including functions such as trading and valuation, of the Adviser and other service providers could be reduced, delayed, suspended or otherwise disrupted. Further, the occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

The Fund’s investments may be subject to inflation risk. Inflation risk is the risk that the value of investments or income from investments will be lower in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s investments can decline. Any quantitative easing undertaken by central banks around the world could result in material levels of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economics and securities markets of numerous economies. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s investments. The U.S., the UK, the EU and other developed economies have been experiencing higher-than-normal inflation rates. It remains uncertain whether substantial inflation in such economies will be sustained over an extended period of time or have a significant effect on the impacted economies. Certain portfolio companies may be impacted by inflation, such as current inflation related to global supply chain disruptions, and to geopolitical uncertainties. Recent inflationary pressures have increased the cost of energy and raw materials and may adversely affect consumer spending, economic growth and operations of portfolio companies.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the US and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union ("EU"), continued changes in the balance of political power among and within the branches of the US government, government shutdowns and other factors, may result in market volatility, may have long term effects on the US and worldwide financial markets, and may cause further economic uncertainties in the US and worldwide.

China and the United States have each imposed tariffs on the other country's products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the Fund's performance. US companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the US dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund's investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund's portfolio. These factors are outside of the Fund's control and may affect the level and volatility of securities prices and the liquidity and value of the Fund's portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.

In addition, the U.S. may at times impose additional laws and regulations that restrict the ability of the Fund to invest in certain countries which could limit the activities of the Fund and cause it to forego investment opportunities that it otherwise would have pursued. In some instances, the Fund may be prohibited from making further investments in an existing portfolio company which could have a negative impact on the Fund’s existing investment and decrease the performance returns attributable to such investment.

Terrorist Action Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Terrorist Action

There is a risk of terrorist attacks on the United States and elsewhere causing significant loss of life and property damage and disruptions in the global market. Economic and diplomatic sanctions may be in place or imposed on certain states and military action may be commenced. The impact of such events is unclear but could have a material effect on general economic conditions and market liquidity.

Cybersecurity Breaches And Identity Theft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Breaches and Identity Theft

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund, information regarding portfolio companies, and personally identifiable information of Shareholders and data used in the investment research process. Similarly, service providers of the Adviser and the Fund, including the Administrator (as defined below), may process, store and transmit such information. The Adviser has procedures and systems in place to seek to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser's network. The Adviser's systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Breach of the Adviser's information systems may cause information relating to the transactions of the Fund, information regarding portfolio companies, personally identifiable information of the Shareholders or other types of proprietary or confidential data to be lost or improperly accessed, used, compromised or disclosed. Although the Adviser has a business continuity plan in the event of an emergency or significant business disruption, there can be no assurance that such plan will operate as planned nor can there be any assurance that the business continuity plans of the Administrator, counterparties, clearing brokers, and other parties will operate as planned in the event of an actual disruption. The loss or improper access, use, compromise or disclosure of the Adviser's or the Fund's proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties (including portfolio companies), regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and the Shareholders.

Exposure To Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exposure to Material Non-Public Information

From time to time, the Adviser may receive material non-public information with respect to an issuer, including, but not limited to, situations where a member of the Coatue Group is on the board of a public company or engages in a take-private transaction. In such circumstances, the Fund may be prohibited, by law, policy or contract, for a period of time from (i) unwinding a position in such issuer, (ii) establishing an initial position or taking any greater position in such issuer and (iii) pursuing other investment opportunities related to such issuer.

Tax Laws Subject To Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Laws Subject to Change

All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee

The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund's behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund's investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See "Investment Advisory Agreement—Incentive Fee" and "–Incentive Fee Examples."

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero-coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations And Limited Liability Of Trustees And Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification Obligations and Limited Liability of Trustees and Adviser

None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an "Indemnified Person") shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the "Indemnified Liabilities"); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person's willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws, including the Advisers Act and the Securities Act, to the extent any such waiver or release is void under applicable law.

Business And Regulatory Risks And Reporting Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks and Reporting

The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ brokers and other counterparties could have a material adverse effect on the Fund and the Shareholder's investments therein. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund's interest, even if such laws and regulations may have a detrimental effect on one or more Shareholders. In addition, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Best-Efforts Offering Risk

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund's investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund's expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Relating To Funds Regulated Investment Company Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status

The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. The Fund's qualification and taxation as a RIC depends upon the Fund's ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

Regulated Investment Company Related Of Investments Generating Non Cash Taxable Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC-Related Risks of Investments Generating Non-Cash Taxable Income

Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. For example, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. In addition, certain investments in corporate stock require inclusion in income of amounts of deemed dividends even if no cash distribution is made. As a result the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, and therefore the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. The Fund may be required to make a distribution to the Fund's Shareholders in order to satisfy the Annual Distribution Requirement, even though it will not have received the corresponding cash amount. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

Uncertain Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Tax Treatment

The Fund may invest in certain investments, may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	2.00%
Management Fees [Percent]	[4]	1.25%
Distribution/Servicing Fees [Percent]	[5]	0.85%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.89%
Total Annual Expenses [Percent]		2.99%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.14%)
Net Expense over Assets [Percent]	[5]	2.85%
Expense Example, Year 01		$ 63
Expense Example, Years 1 to 3		123
Expense Example, Years 1 to 5		186
Expense Example, Years 1 to 10		$ 354
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S Shares
Outstanding Security, Held [Shares]			0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	1.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	2.00%
Management Fees [Percent]	[4]	1.25%
Distribution/Servicing Fees [Percent]	[5]	0.25%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.89%
Total Annual Expenses [Percent]		2.39%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.14%)
Net Expense over Assets [Percent]	[5]	2.25%
Expense Example, Year 01		$ 37
Expense Example, Years 1 to 3		87
Expense Example, Years 1 to 5		140
Expense Example, Years 1 to 10		$ 283
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D Shares
Outstanding Security, Held [Shares]			0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	2.00%
Management Fees [Percent]	[4]	1.25%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.89%
Total Annual Expenses [Percent]		2.14%
Waivers and Reimbursements of Fees [Percent]	[8]	(0.14%)
Net Expense over Assets [Percent]	[5]	2.00%
Expense Example, Year 01		$ 20
Expense Example, Years 1 to 3		66
Expense Example, Years 1 to 5		114
Expense Example, Years 1 to 10		$ 246
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I Shares
Outstanding Security, Held [Shares]			10,000
Example Two Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 3,140
Expense Example, Years 1 to 3		6,150
Expense Example, Years 1 to 5		9,283
Expense Example, Years 1 to 10		17,681
Example Two Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		1,873
Expense Example, Years 1 to 3		4,359
Expense Example, Years 1 to 5		6,977
Expense Example, Years 1 to 10		14,141
Example Two Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		1,015
Expense Example, Years 1 to 3		3,286
Expense Example, Years 1 to 5		5,689
Expense Example, Years 1 to 10		$ 12,324

[1]	Investors purchasing Class S and Class D Shares may be subject to a sales load of up to 3.50% and 1.50%, respectively, of the investment amount. Class I shares are not sold subject to a sales load. Please consult your financial intermediary for additional information.
[2]	The Fund does not currently expect to charge fees under its Dividend Reinvestment Plan. The Fund does not presently maintain a Cash Purchase Plan.
[3]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder's purchase of the Shares (on a "first in - first out" basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[4]	The Fund pays the Adviser an Advisory Fee of 1.25% on an annualized basis of the value of the Fund's net assets calculated and accrued monthly as of the last business day of each month and payable monthly. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has agreed to voluntarily waive its Advisory Fee for the six-month period from the Initial Closing Date. The Advisory Fees waived by the Adviser during this six-month period are not subject to recoupment by the Adviser under the Expense Limitation Agreement. Such fee waiver is not reflected in the above fee table.
[5]	Class S Shares and Class D Shares are subject to an ongoing Distribution and Servicing Fee to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class S or Class D Shares of the Fund. Class S Shares and Class D Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class.
[6]	The Adviser will charge an Incentive Fee equal to 12.5% of the Fund's Total Return, subject to a 5.0% annual Hurdle Amount and a High Water Mark with a 100% Catch-Up (each as defined and described in further detail herein). The Incentive Fee will be measured on a calendar year basis, be paid annually and accrue monthly (subject to pro-rating for partial periods). No Incentive Fee is shown in the table as the Fund has not yet commenced operations and no performance return has been assumed.
[7]	Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Advisory Agreement.
[8]	Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) the Advisory Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses of portfolio companies in which the Fund invests (including all acquired fund fees and expenses); (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) interest; (vii) taxes; (viii) brokerage commissions; (ix) dividend and interest expenses relating to short sales; and (x) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence)) do not exceed 0.75% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser incurred the expense. The Expense Limitation Agreement has a term ending one year from the initial offering of the Fund’s securities under an effective Registration Statement on Form N-2, and the Adviser may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees. Organizational and certain initial operating expenses incurred prior to the commencement of the Fund’s operations and reimbursed by the Adviser are included as reimbursable expenses under the Expense Limitation Agreement, subject to the same three-year recoupment period.